UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10395

Pioneer Series Trust VII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Global High Yield Fund

NQ | January 31, 2018

Ticker Symbols: Class A PGHYX Class C PGYCX Class Y GHYYX

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 100.6%
		CONVERTIBLE CORPORATE BONDS - 1.5% of Net Assets
		CAPITAL GOODS - 0.1%
		Electrical Components & Equipment - 0.1%
	575,000(a)	General Cable Corp., 4.5%, 11/15/29	$609,625
		Total Capital Goods	$609,625
		HEALTH CARE EQUIPMENT & SERVICES - 0.3%
		Health Care Equipment - 0.3%
	875,000	NuVasive, Inc., 2.25%, 3/15/21	$933,967
	575,000	Wright Medical Group, Inc., 2.0%, 2/15/20	594,406
		Total Health Care Equipment & Services	$1,528,373
		MATERIALS - 0.2%
		Construction Materials - 0.2%
	850,000	Cemex SAB de CV, 3.72%, 3/15/20	$904,186
		Steel - 0.0%†
EUR	276,548(b)	New World Resources NV, 4.0% (8.0% PIK 4.0% cash), 10/7/20 (144A)	$34
		Total Materials	$904,220
		MEDIA - 0.4%
		Cable & Satellite - 0.4%
	2,148,000	DISH Network Corp., 2.375%, 3/15/24 (144A)	$2,009,940
		Total Media	$2,009,940
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Biotechnology - 0.0%†
	404,000	Insmed, Inc., 1.75%, 1/15/25	$385,232
		Pharmaceuticals - 0.2%
	300,000	Jazz Investments I, Ltd., 1.875%, 8/15/21	$307,452
	700,000	Medicines Co., 2.75%, 7/15/23	680,742
			$988,194
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,373,426
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	558,000	Citrix Systems, Inc., 0.5%, 4/15/19	$739,249
		Total Software & Services	$739,249
		TRANSPORTATION - 0.2%
		Logistics - 0.2%
	1,375,000	Golar LNG, Ltd., 2.75%, 2/15/22 (144A)	$1,413,305
		Total Transportation	$1,413,305
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $8,816,679)	$8,578,138
	Shares
		PREFERRED STOCK - 0.4% of Net Assets
		DIVERSIFIED FINANCIALS - 0.4%
		Consumer Finance - 0.4%
	96,924(c)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$2,521,962
		Total Diversified Financials	$2,521,962
		TOTAL PREFERRED STOCK
		(Cost $2,307,205)	$2,521,962
		CONVERTIBLE PREFERRED STOCKS - 0.9% of Net Assets
		BANKS - 0.9%
		Diversified Banks - 0.9%
	2,354(d)	Bank of America Corp., 7.25%	$2,970,748
	2,000(d)	Wells Fargo & Co., 7.5%	2,560,000
		Total Banks	$5,530,748
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $5,437,943)	$5,530,748
		COMMON STOCKS - 0.6% of Net Assets
		CAPITAL GOODS - 0.0%†
		Construction & Engineering - 0.0%†
	6,013,974(e)	Abengoa SA, Class B	$85,086
		Total Capital Goods	$85,086
		COMMERCIAL & PROFESSIONAL SERVICES
		Environmental & Facilities Services - 0.0%†
	156,027^(e)	Liberty Tire Recycling LLC	$1,560
		Total Commercial & Professional Services	$1,560
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	1,443,476(e)	Desarrolladora Homex SAB de CV	$42,657
		Total Consumer Durables & Apparel	$42,657
		ENERGY - 0.5%
		Coal & Consumable Fuels - 0.0%†
	49(e)	Alpha Natural Resources Holdings, Inc.	$287
		Oil & Gas Exploration & Production - 0.5%
	5,735,146^(e)	Ascent CNR Corp.	$1,233,056
	39,631(e)	Frontera Energy Corp.	1,409,675
	1,046(e)	Midstates Petroleum Co., Inc.	17,165
	Shares		Value
		Oil & Gas Exploration & Production – (continued)
	203(e)	SilverBow Resources, Inc.	$6,232
			$2,666,128
		Total Energy	$2,666,415
		MATERIALS - 0.0%†
		Steel - 0.0%†
	49(e)	ANR, Inc., Class C	$1,073
		Total Materials	$1,073
		SOFTWARE & SERVICES - 0.1%
		Application Software - 0.1%
	19,508(e)	Avaya Holdings Corp.	$407,327
		Total Software & Services	$407,327
		TOTAL COMMON STOCKS
		(Cost $12,917,477)	$3,204,118
	Principal
	Amount
	USD ($)
		ASSET BACKED SECURITY - 0.1% of Net Assets
		BANKS - 0.1%
		Thrifts & Mortgage Finance - 0.1%
	450,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	$451,359
		Total Banks	$451,359
		TOTAL ASSET BACKED SECURITY
		(Cost $450,000)	$451,359
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2% of Net Assets
		BANKS - 1.2%
		Diversified Banks - 0.1%
	850,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	$714,547
		Thrifts & Mortgage Finance - 1.1%
	630,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.381%, 2/27/48 (144A)	$554,400
	1,500,000(c)	Banc of America Commercial Mortgage Trust, Series 2007-4, Class D, 5.881%, 2/10/51 (144A)	1,506,629
	1,500,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	973,769
	1,480,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.855%, 5/15/46	1,477,454
	455,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.855%, 5/15/46	320,234
	750,000(f)	Commercial Mortgage Trust, Series 2014-FL5, Class D, 5.554% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	705,000
	219,463	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	219,265
	500,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class D, 3.946%, 11/15/47 (144A)	401,490
	500,000(c)	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class B, 5.865%, 7/15/45	502,011
			$6,660,252
		Total Banks	$7,374,799
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $7,410,123)	$7,374,799
		CORPORATE BONDS – 84.0% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.8%
		Auto Parts & Equipment - 0.8%
	2,035,000	Dana Financing Luxembourg S.a.r.l., 6.5%, 6/1/26 (144A)	$2,200,344
EUR	1,350,000(b)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)	1,805,262
	877,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	932,909
		Total Automobiles & Components	$4,938,515
		BANKS - 5.5%
		Diversified Banks - 3.7%
	800,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$904,000
	1,600,000	Akbank Turk AS, 5.125%, 3/31/25	1,570,048
	2,000,000(c)(d)	Alfa Bank AO Via Alfa Bond Issuance Plc, 8.0% (5 Year USD Swap Rate + 666 bps)	2,087,500
	1,175,000(c)(d)	Banco do Brasil SA, 9.0% (5 Year CMT Index + 636 bps)	1,268,648
	295,000(c)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	294,262
	1,125,000(c)	BBVA Bancomer SA, 5.125% (5 Year CMT Index + 265 bps), 1/18/33 (144A)	1,112,794
	1,385,000(c)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,511,381
	1,200,000(c)(d)	Danske Bank A/S, 6.125% (7 Year USD Swap Rate + 390 bps)	1,274,604
	1,575,000	Finansbank AS, 4.875%, 5/19/22 (144A)	1,547,425
	1,685,000(c)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	1,815,587
EUR	970,000(c)(d)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	1,319,686
	1,773,000(c)(d)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	2,028,986
	1,570,000(c)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,752,513
	750,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	778,538
	2,140,000(c)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	2,308,525
	9,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	9,299
			$21,583,796
		Supranational - 1.3%
INR	28,480,000	Asian Development Bank, 5.9%, 12/20/22	$439,947
INR	134,290,000	Asian Development Bank, 6.2%, 10/6/26	2,056,084
INR	108,160,000	Asian Development Bank, 6.45%, 8/8/21	1,709,051
	Principal
	Amount
	USD ($)		Value
		Supranational – (continued)
	290,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$300,150
	2,386,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	2,513,651
ARS	16,270,000(g)	European Bank for Reconstruction & Development, 2/1/19	696,086
			$7,714,969
		Thrifts & Mortgage Finance - 0.5%
	2,615,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	$2,634,612
		Total Banks	$31,933,377
		CAPITAL GOODS - 5.4%
		Aerospace & Defense - 1.0%
	1,045,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	$1,115,537
EUR	3,615,000	TA MFG., Ltd., 3.625%, 4/15/23 (144A)	4,576,622
			$5,692,159
		Agricultural & Farm Machinery - 0.0%†
	145,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$150,438
		Construction & Engineering - 0.3%
	1,475,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$1,526,625
		Construction & Farm Machinery & Heavy Trucks - 0.3%
EUR	735,000	Loxam SAS, 4.25%, 4/15/24 (144A)	$975,396
EUR	705,000	Loxam SAS, 6.0%, 4/15/25 (144A)	953,174
			$1,928,570
		Electrical Components & Equipment - 0.5%
	920,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25 (144A)	$1,005,100
	2,000,000	General Cable Corp., 5.75%, 10/1/22	2,062,500
			$3,067,600
		Heavy Electrical Equipment - 0.8%
EUR	3,974,000	Platin 1426 GmbH, 5.375%, 6/15/23 (144A)	$4,940,810
		Industrial Conglomerates - 0.5%
	2,388,000	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$2,474,565
	485,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	517,738
			$2,992,303
		Industrial Machinery - 0.9%
	1,315,000	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)	$1,301,850
EUR	2,365,000	Colfax Corp., 3.25%, 5/15/25 (144A)	3,025,983
	725,000	RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25 (144A)	734,062
			$5,061,895
		Trading Companies & Distributors - 1.1%
	1,414,000	H&E Equipment Services, Inc., 5.625%, 9/1/25 (144A)	$1,467,025
	1,500,000	United Rentals North America, Inc., 4.625%, 10/15/25	1,522,500
	1,500,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,498,125
	1,690,000	WESCO Distribution, Inc., 5.375%, 12/15/21	1,736,475
			$6,224,125
		Total Capital Goods	$31,584,525
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Environmental & Facilities Services - 0.1%
	745,000	Clean Harbors, Inc., 5.125%, 6/1/21	$752,517
		Total Commercial Services & Supplies	$752,517
		CONSUMER DURABLES & APPAREL - 2.9%
		Apparel, Accessories & Luxury Goods - 0.5%
EUR	2,384,000	PVH Corp., 3.125%, 12/15/27 (144A)	$2,980,113
		Homebuilding - 2.0%
	2,237,897(b)	Abengoa Abenewco 2 SAU, 1.5% (1.25% PIK 0.25% cash), 3/31/23 (144A)	$402,821
	1,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27 (144A)	997,500
	1,984,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	2,083,200
	1,345,000	KB Home, 7.0%, 12/15/21	1,479,500
	2,079,000	Lennar Corp., 4.75%, 11/15/22	2,155,091
	125,000	Lennar Corp., 4.75%, 11/29/27 (144A)	126,260
	1,571,000	Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)	1,567,073
	1,625,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,734,688
	1,150,000	TRI Pointe Group, Inc., 5.25%, 6/1/27	1,161,500
			$11,707,633
		Leisure Products - 0.4%
	1,030,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$793,100
	2,285,000	PetSmart, Inc., 7.125%, 3/15/23 (144A)	1,436,694
			$2,229,794
		Total Consumer Durables & Apparel	$16,917,540
		CONSUMER SERVICES - 3.5%
		Casinos & Gaming - 2.3%
EUR	1,870,000	Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)	$2,434,991
	900,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	917,118
EUR	2,125,000	Intralot Capital Luxembourg SA, 5.25%, 9/15/24 (144A)	2,670,197
	91,400(b)(h)	Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36	457
EUR	1,124,000	Scientific Games International, Inc., 3.375%, 2/15/26 (144A)	1,394,940
	Principal
	Amount
	USD ($)		Value
		Casinos & Gaming – (continued)
EUR	1,312,000	Scientific Games International, Inc., 5.5%, 2/15/26 (144A)	1,628,258
	3,831,000	Scientific Games International, Inc., 10.0%, 12/1/22	4,199,734
			$13,245,695
		Hotels, Resorts & Cruise Lines - 0.6%
	3,452,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$3,456,315
		Restaurants - 0.2%
	1,370,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,462,475
		Specialized Consumer Services - 0.4%
	1,350,000	Aegea Finance S.a.r.l., 5.75%, 10/10/24 (144A)	$1,370,250
	1,140,000	Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)	1,128,600
			$2,498,850
		Total Consumer Services	$20,663,335
		DIVERSIFIED FINANCIALS - 5.8%
		Asset Management & Custody Banks - 0.4%
	2,454,000	Banco BTG Pactual SA, 5.5%, 1/31/23 (144A)	$2,441,730
		Consumer Finance - 1.8%
	105,000	Ally Financial, Inc., 4.625%, 3/30/25	$108,020
	3,201,000	Alpha Holding SA de CV, 10.0%, 12/19/22 (144A)	3,104,970
	1,925,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	2,034,725
INR	94,350,000	International Finance Corp., 6.3%, 11/25/24	1,485,666
INR	240,670,000	International Finance Corp., 8.25%, 6/10/21	4,002,358
			$10,735,739
		Diversified Capital Markets - 1.2%
	759,000(c)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$826,361
	2,235,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	2,335,575
	1,800,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,858,230
	1,775,000(c)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	1,914,828
			$6,934,994
		Specialized Finance - 2.4%
	3,000,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$3,223,573
	1,925,000	Gerdau Trade, Inc., 4.875%, 10/24/27 (144A)	1,943,673
	1,185,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	1,198,811
	4,500,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	4,545,000
	3,300,000	Nova Austral SA, 8.25%, 5/26/21 (144A)	3,308,468
			$14,219,525
		Total Diversified Financials	$34,331,988
		ENERGY - 12.9%
		Integrated Oil & Gas - 3.4%
	445,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)	$490,056
	5,725,000	Petrobras Global Finance BV, 5.299%, 1/27/25 (144A)	5,760,781
	2,915,000	Petrobras Global Finance BV, 5.375%, 1/27/21	3,034,515
	256,000	Petrobras Global Finance BV, 6.25%, 3/17/24	273,626
	250,000	Petrobras Global Finance BV, 7.375%, 1/17/27	277,287
	700,000(f)	Petroleos Mexicanos, 5.186% (3 Month USD LIBOR + 365 bps), 3/11/22 (144A)	771,225
	1,600,000	Petroleos Mexicanos, 6.5%, 3/13/27 (144A)	1,750,192
MXN	8,650,000	Petroleos Mexicanos, 7.19%, 9/12/24 (144A)	416,054
	1,100,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	1,177,000
	4,475,000	YPF SA, 6.95%, 7/21/27 (144A)	4,630,283
ARS	22,125,000	YPF SA, 16.5%, 5/9/22 (144A)	1,061,445
			$19,642,464
		Oil & Gas Drilling - 0.7%
	2,306,000	Rowan Cos., Inc., 5.4%, 12/1/42	$1,752,560
	302,000	Rowan Cos., Inc., 5.85%, 1/15/44	241,600
	1,070,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,086,050
	1,170,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	1,146,600
			$4,226,810
		Oil & Gas Equipment & Services - 0.9%
	1,117,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$1,130,963
	1,000,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	1,015,000
	1,118,000	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	1,106,820
	600,000	FTS International, Inc., 6.25%, 5/1/22	606,000
	675,000	Noble Holding International, Ltd., 7.875%, 2/1/26 (144A)	687,656
	505,000	SESI LLC, 7.75%, 9/15/24 (144A)	542,875
			$5,089,314
		Oil & Gas Exploration & Production - 4.1%
	875,000	Centennial Resource Production LLC, 5.375%, 1/15/26 (144A)	$887,031
	167,000	Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)	179,107
	791,000	Cobalt International Energy, Inc., 11.75%, 12/1/21	869,111
	901,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	950,555
	850,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	920,125
	1,380,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	1,452,450
	1,055,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,062,912
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Exploration & Production – (continued)
	2,000,000	Gulfport Energy Corp., 6.375%, 5/15/25	2,040,000
	212,000	Halcon Resources Corp., 6.75%, 2/15/25 (144A)	223,130
	1,040,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.0%, 12/1/24 (144A)	1,045,200
	575,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	562,063
	1,460,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	1,264,725
	2,915,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	3,083,837
	1,515,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,560,450
	320,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25 (144A)	323,200
	1,460,000	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 (144A)	$1,474,600
	600,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	616,500
	250,000	Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24 (144A)	263,750
	2,727,000	Sanchez Energy Corp., 6.125%, 1/15/23	2,379,308
	200,000	SM Energy Co., 6.125%, 11/15/22	207,750
	945,000	SM Energy Co., 6.75%, 9/15/26	985,163
	810,000	SRC Energy, Inc., 6.25%, 12/1/25 (144A)	834,300
	800,000	Whiting Petroleum Corp., 6.625%, 1/15/26 (144A)	819,000
			$24,004,267
		Oil & Gas Refining & Marketing - 0.5%
	1,790,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$1,790,000
	924,737(f)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316% (3 Month USD LIBOR + 563 bps), 9/24/19	945,543
	415,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	435,750
			$3,171,293
		Oil & Gas Storage & Transportation - 3.3%
	2,447,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	$2,526,527
	1,730,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	1,762,437
	1,500,000	Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)	1,530,000
	868,000	Energy Transfer Equity LP, 5.5%, 6/1/27	914,672
	1,085,000	Energy Transfer Equity LP, 5.875%, 1/15/24	1,174,513
	1,110,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	1,107,225
	1,395,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	1,419,413
	1,820,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	1,879,150
	1,000,000(f)	Golar LNG Partners LP, 7.666% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	1,020,000
	1,735,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,761,025
	400,000	Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28 (144A)	408,500
	2,150,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,117,750
	559,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	553,410
	1,375,000	Williams Cos., Inc., 4.55%, 6/24/24	1,411,094
			$19,585,716
		Total Energy	$75,719,864
		FOOD & STAPLES RETAILING - 0.2%
		Food Retail - 0.2%
	1,285,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$1,201,475
		Total Food & Staples Retailing	$1,201,475
		FOOD, BEVERAGE & TOBACCO - 6.1%
		Packaged Foods & Meats - 5.8%
GBP	1,170,000	Boparan Finance Plc, 5.5%, 7/15/21 (144A)	$1,616,945
	735,000(h)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	800,231
EUR	1,353,000	Darling Global Finance BV, 4.75%, 5/30/22 (144A)	1,731,479
	950,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	952,375
	3,135,000	JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25 (144A)	3,104,308
	525,000	Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)	532,875
	525,000	Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)	535,500
	3,020,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	2,974,700
	1,335,000	MARB BondCo Plc, 7.0%, 3/15/24 (144A)	1,337,336
	3,923,000	Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)	4,103,458
	1,425,000	MHP SE, 8.25%, 4/2/20 (144A)	1,548,263
	6,591,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	6,395,247
	1,560,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,571,232
	3,725,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	3,623,028
EUR	1,206,000	Picard Bonco, 5.5%, 11/30/24 (144A)	1,521,402
	581,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	582,453
	255,000	Post Holdings, Inc., 5.5%, 3/1/25 (144A)	262,650
	235,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	233,972
	1,226,687(h)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	503,014
			$33,930,468
		Tobacco - 0.3%
	535,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$561,750
	1,475,000	Alliance One International, Inc., 9.875%, 7/15/21	1,401,250
			$1,963,000
		Total Food, Beverage & Tobacco	$35,893,468
		HEALTH CARE EQUIPMENT & SERVICES – 3.7%
		Health Care Facilities - 0.9%
	495,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$457,875
	Principal
	Amount
	USD ($)		Value
		Health Care Facilities – (continued)
	3,915,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	2,784,544
	1,300,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	1,317,875
	350,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	353,500
			$4,913,794
		Health Care Services - 0.8%
	1,887,000	Rede D'or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	$1,863,412
	1,320,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,386,000
	1,430,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	$1,333,475
	555,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	557,775
			$5,140,662
		Health Care Technology - 0.8%
EUR	1,300,000	Quintiles IMS, Inc., 2.875%, 9/15/25 (144A)	$1,614,656
EUR	2,200,000	Quintiles IMS, Inc., 3.25%, 3/15/25 (144A)	2,785,025
			$4,399,681
		Managed Health Care - 1.2%
	1,840,000	Centene Corp., 4.75%, 5/15/22	$1,913,600
	245,000	Centene Corp., 4.75%, 1/15/25	248,981
	1,550,000	Centene Corp., 5.625%, 2/15/21	1,593,602
	3,155,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	3,294,451
			$7,050,634
		Total Health Care Equipment & Services	$21,504,771
		HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
		Household Cleaning Supplies - 0.3%
EUR	1,400,000	Diamond BC BV, 5.625%, 8/15/25 (144A)	$1,709,497
		Personal Products - 0.1%
	40,000	Revlon Consumer Products Corp., 5.75%, 2/15/21	$30,900
	420,000	Revlon Consumer Products Corp., 6.25%, 8/1/24	269,850
			$300,750
		Total Household & Personal Products	$2,010,247
		INSURANCE - 3.4%
		Reinsurance - 3.4%
	1,300,000+(i)(j)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	$63,180
	916,507+(i)(j)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/21	924,206
	250,000+(i)(j)	Blue Lotus Re, Ltd., Variable Rate Notes, 12/31/21	252,375
	500,000(f)	Caelus Re V, Ltd., Series D, 10.705% (3 Month U.S. Treasury Bill + 925 bps), 6/5/20 (144A) (Cat Bond)	20,350
	3,900,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	79,560
	2,600,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	281,320
	800,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	241,120
	250,000+(i)(j)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/21	251,375
	300,000+(i)(j)	Clarendon Re, Variable Rate Notes, 1/15/19	260,550
	300,000+(i)(j)	Cypress Re, Variable Rate Notes, 1/15/19	277,950
	600,000+(i)(j)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/19	517,248
	250,000+(i)(j)	Dartmouth Re, Variable Rate Notes, 1/15/19	201,050
	150,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	111,195
	250,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	248,950
	450,000+(i)(j)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	449,865
	300,000(f)	Galilei Re, Ltd., 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	301,650
	300,000(f)	Galilei Re, Ltd., 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	298,530
	300,000(f)	Galilei Re, Ltd., 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	298,410
	250,000(f)	Galilei Re, Ltd., 9.928% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	246,150
	250,000+(i)(j)	Gleneagles Re, Group, Variable Rate Notes, 12/31/21	252,650
	1,600,000+(i)(j)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	187,520
	300,000+(i)(j)	Gloucester Re, Variable Rate Notes, 1/15/19	213,360
	3,500,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	76,300
	800,000+(i)(j)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	759,600
	1,000,000+(i)(j)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	1,000,500
INR	31,450,000(f)	International Bank for Reconstruction & Development, 5.75%, 10/28/19 (Cat Bond)	491,938
	250,000(f)	International Bank for Reconstruction & Development, 12.988% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	249,370
	300,000+(i)(j)	Kilarney Re, Variable Rate Notes, 4/15/19	288,390
	500,000(f)	Kilimanjaro II Re, Ltd., 11.544% (6 Month USD LIBOR + 1,000 bps), 4/20/21 (144A) (Cat Bond)	438,850
	300,000+(i)(j)	Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/15/18	214,200
	250,000+(i)(j)	Limestone Re, Ltd., Variable Rate Notes, Series 2016-1, Class A Non Voting, 8/31/21	244,275
	250,000+(i)(j)	Limestone Re, Ltd., Variable Rate Notes, Series 2016-1, Class A Voting, 8/31/21	244,275
	1,100,000+(i)(j)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	14,960
	450,000+(i)(j)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	376,515
	250,000+(i)(j)	Madison Re, Variable Rate Notes, 12/31/21	251,800
	490,000+(i)(j)	Madison Re, Variable Rate Notes, 3/31/19	31,115
	300,000+(i)(j)	Madison Re, Variable Rate Notes, 3/31/19	195,720
	600,000+(i)(j)	Merion Re, Inc., Variable Rate Notes, 12/31/21	609,360
	250,000+(i)(j)	Merion Re, Inc., Variable Rate Notes, 12/31/21	209,900
	400,000(f)	Northshore Re II, Ltd., 8.715% (3 Month U.S. Treasury Bill + 725 bps), 7/6/20 (144A) (Cat Bond)	405,320
	250,000+(i)(j)	Oakmont 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/13/18	225,100
	250,000+(i)(j)	Old Head Re, Variable Rate Notes, 12/31/21	206,284
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	250,000+(i)(j)	Oyster Bay Re, Variable Rate Notes, 1/15/19	220,425
	3,900,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	12,090
	3,500,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 11/30/20	231,350
	1,000,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	65,800
	300,000+(i)(j)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	$300,759
	300,000+(i)(j)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/18	301,920
	600,000+(i)(j)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/15/19	563,607
	300,000+(i)(j)	Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	276,360
	1,300,000+(i)(j)	Prestwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	22,100
	500,000(f)	Residential Reinsurance 2016, Ltd., 6.825% (3 Month U.S. Treasury Bill + 537 bps), 12/6/20 (144A) (Cat Bond)	495,050
	400,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	400,000
	400,000+(i)(j)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18 (144A)	353,920
AUD	300,000+(i)(j)	Rewire Securities LLC, Variable Rate Notes, 2/28/18	8,037
	250,000+(i)(j)	Seminole Re, Variable Rate Notes, 1/15/19	217,475
	500,000+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	519,750
	521,395+(i)(j)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	538,080
	250,000(f)	Tailwind Re, Ltd., 12.455% (3 Month U.S. Treasury Bill + 1,100 bps), 1/8/22 (144A) (Cat Bond)	248,550
	250,000+(i)(j)	Thopas Re, Ltd., Variable Rates Notes, 12/31/21	251,400
	250,000(f)	Ursa Re, Ltd., 5.25% (ZERO + 525 bps), 12/10/20 (144A) (Cat Bond)	251,675
	600,000(f)	Ursa Re, Ltd., 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	602,400
	3,000,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	24,000
	600,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	589,380
	300,000+(i)(j)	Versutus, Ltd. (MMC Securities), Series 2018-A, Variable Rate Notes, 12/31/21	300,780
	250,000+(i)(j)	Viribus Unitis Media Re, AG, Variable Rate Notes, 12/31/21	256,000
	250,000+(i)(j)	Wentworth 2017, Variable Rate Notes, 7/13/18	237,825
		Total Insurance	$19,801,069
		MATERIALS - 9.1%
		Aluminum - 0.8%
EUR	1,165,000	Constellium NV, 4.25%, 2/15/26 (144A)	$1,470,865
	375,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	372,656
	2,650,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	2,671,635
			$4,515,156
		Construction Materials - 0.3%
EUR	1,590,000	Cemex SAB de CV, 2.75%, 12/5/24 (144A)	$2,006,815
		Copper - 0.2%
	1,150,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	$1,141,375
		Diversified Chemicals - 2.3%
EUR	625,000	Avantor, Inc., 4.75%, 10/1/24 (144A)	$773,685
EUR	2,015,000	Axalta Coating Systems LLC, 4.25%, 8/15/24 (144A)	2,649,508
	460,000	Blue Cube Spinco, Inc., 9.75%, 10/15/23	542,800
	3,365,000	CF Industries, Inc., 3.45%, 6/1/23	3,288,278
	755,000	Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)	783,313
	1,000,000	Hexion US Finance Corp., 6.625%, 4/15/20	911,250
EUR	1,138,000	INEOS Finance Plc, 4.0%, 5/1/23 (144A)	1,447,225
	2,840,000	Koks OAO Via Koks Finance, DAC, 7.5%, 5/4/22 (144A)	3,013,808
			$13,409,867
		Diversified Metals & Mining - 2.1%
	810,000	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$818,100
	1,100,000	MMC Norilsk Nickel OJSC via MMC Finance, DAC, 5.55%, 10/28/20 (144A)	1,160,500
	2,580,000	Nexa Resources SA, 5.375%, 5/4/27 (144A)	2,734,800
	860,000	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	890,100
	1,218,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,318,485
	1,150,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	1,198,760
	500,000	Vedanta Resources Plc, 7.125%, 5/31/23	533,750
	3,645,000	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	4,014,238
			$12,668,733
		Forest Products - 0.4%
	2,155,000	Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)	$2,305,850
		Gold - 0.2%
	1,150,000	Kinross Gold Corp., 4.5%, 7/15/27 (144A)	$1,161,500
		Metal & Glass Containers - 1.7%
EUR	700,000(b)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$927,194
	700,000(b)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	728,000
	590,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 (144A)	595,900
EUR	410,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	558,026
	630,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	677,061
EUR	3,090,000	Crown European Holdings SA, 2.875%, 2/1/26 (144A)	3,825,564
EUR	725,000	Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)	952,739
	525,000	OI European Group BV, 4.0%, 3/15/23 (144A)	520,734
	Principal
	Amount
	USD ($)		Value
		Metal & Glass Containers - (continued)
EUR	950,000	Verallia Packaging SASU, 5.125%, 8/1/22 (144A)	1,226,158
			$10,011,376
		Silver - 0.2%
	1,040,000	Coeur Mining, Inc., 5.875%, 6/1/24	$1,034,800
		Specialty Chemicals - 0.1%
	398,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	$398,995
		Steel - 0.8%
	2,066,000	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC, 6.5%, 5/15/21 (144A)	$2,148,640
	770,000	Commercial Metals Co., 5.375%, 7/15/27	791,175
	1,635,000(h)	Samarco Mineracao SA, 4.125%, 11/1/22 (144A)	1,288,380
	670,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	701,825
			$4,930,020
		Total Materials	$53,584,487
		MEDIA - 3.9%
		Advertising - 0.2%
	1,125,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,133,438
		Broadcasting - 0.5%
	1,650,000	Gray Television, Inc., 5.125%, 10/15/24 (144A)	$1,658,250
	1,521,000	Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)	1,509,592
			$3,167,842
		Cable & Satellite - 2.3%
	320,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$324,128
	1,900,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	1,857,250
	1,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26 (144A)	1,635,300
	1,280,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,276,800
	1,075,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,088,437
	2,140,000	DISH DBS Corp., 5.875%, 7/15/22	2,129,300
	283,000	Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)	217,910
	186,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	185,302
	595,000	Videotron, Ltd., 5.125%, 4/15/27 (144A)	617,313
	1,000,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	1,062,500
EUR	2,300,000	Ziggo Secured Finance BV, 4.25%, 1/15/27 (144A)	2,937,496
			$13,331,736
		Internet Media - 0.3%
	1,575,000	Netflix, Inc., 4.375%, 11/15/26	1,539,074
		Movies & Entertainment - 0.6%
GBP	900,000	AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	$1,281,454
	807,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	802,965
EUR	1,125,000	WMG Acquisition Corp., 4.125%, 11/1/24 (144A)	1,475,833
			$3,560,252
		Total Media	$22,732,342
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
		Pharmaceuticals - 1.9%
	2,271,000	Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23 (144A)	$1,771,380
	750,000	Horizon Pharma, Inc., 6.625%, 5/1/23	755,625
	225,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	244,688
EUR	3,475,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	3,861,132
EUR	1,540,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)	1,711,120
	2,062,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	1,862,914
	565,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	592,007
	755,000	Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)	802,897
		Total Pharmaceuticals, Biotechnology & Life Sciences	$11,601,763
		REAL ESTATE - 1.5%
		Diversified REIT - 0.2%
EUR	1,120,000	Globalworth Real Estate Investments, Ltd., 2.875%, 6/20/22	$1,447,159
		Specialized REITs - 1.3%
EUR	1,490,000	Equinix, Inc., 2.875%, 2/1/26	$1,839,919
	919,000	Equinix, Inc., 5.375%, 4/1/23	944,273
	2,000,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	1,912,500
	2,870,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	2,787,487
			$7,484,179
		Total Real Estate	$8,931,338
		RETAILING - 0.4%
		Department Stores - 0.4%
	1,800,000	Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)	$1,512,000
EUR	1,025,000	Takko Lux 2 SCA, 5.375%, 11/15/23 (144A)	1,243,989
			$2,755,989
		Total Retailing	$2,755,989
	Principal
	Amount
	USD ($)		Value
		SOFTWARE & SERVICES - 2.6%
		Application Software - 0.3%
	1,430,000	Open Text Corp., 5.875%, 6/1/26 (144A)	$1,505,075
		Data Processing & Outsourced Services - 1.5%
EUR	1,250,000	Alliance Data Systems Corp., 4.5%, 3/15/22 (144A)	$1,603,798
	1,765,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	1,813,537
	3,100,000	Cardtronics, Inc., 5.125%, 8/1/22	2,999,250
	1,460,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	1,354,150
	1,260,000	First Data Corp., 7.0%, 12/1/23 (144A)	1,326,944
			$9,097,679
		Internet Software & Services - 0.3%
	1,780,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$1,875,675
		IT Consulting & Other Services - 0.5%
	795,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25 (144A)	$808,913
	410,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	433,575
	1,455,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	1,547,756
			$2,790,244
		Total Software & Services	$15,268,673
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
		Communications Equipment - 0.1%
	512,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	$538,721
		Electronic Components - 1.0%
EUR	1,505,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$1,862,214
EUR	815,000	Belden, Inc., 3.375%, 7/15/27 (144A)	1,016,513
EUR	250,000	Belden, Inc., 4.125%, 10/15/26 (144A)	332,260
	1,000,000	Belden, Inc., 5.25%, 7/15/24 (144A)	1,030,000
EUR	1,095,000	Belden, Inc., 5.5%, 4/15/23 (144A)	1,406,024
			$5,647,011
		Technology Hardware, Storage & Peripherals - 0.4%
	1,910,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$2,017,915
	450,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	462,375
			$2,480,290
		Total Technology Hardware & Equipment	$8,666,022
		TELECOMMUNICATION - 0.2%
		Communications Equipment - 0.2%
	1,000,000	CB Escrow Corp., 8.0%, 10/15/25 (144A)	$1,002,500
		Total Telecommunication	$1,002,500
		TELECOMMUNICATION SERVICES - 6.5%
		Integrated Telecommunication Services - 1.6%
	5,075,000	Frontier Communications Corp., 8.75%, 4/15/22	3,964,844
	775,000	Frontier Communications Corp., 11.0%, 9/15/25	605,469
	1,665,000	GCI, Inc., 6.875%, 4/15/25	1,773,225
	2,100,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,963,500
	2,305,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	1,613,500
			$9,920,538
		Wireless Telecommunication Services - 4.9%
	600,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$618,000
	2,260,000	CenturyLink, Inc., 5.625%, 4/1/25	2,087,675
	3,320,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	3,286,800
	1,770,000	Millicom International Cellular SA, 5.125%, 1/15/28 (144A)	1,787,700
	4,825,000	MTN Mauritius Investment, Ltd., 5.373%, 2/13/22 (144A)	4,984,321
	4,235,000	Sprint Corp., 7.25%, 9/15/21	4,500,577
	525,000	T-Mobile USA, Inc., 4.75%, 2/1/28	526,969
	1,155,000	T-Mobile USA, Inc., 6.0%, 4/15/24	1,227,869
	2,750,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	2,731,928
RUB	124,400,000	VEON Holdings BV, 9.0%, 2/13/18 (144A)	2,211,251
EUR	1,455,000	Wind Tre SpA, 2.625%, 1/20/23 (144A)	1,679,327
EUR	1,972,000	Wind Tre SpA, 3.125%, 1/20/25 (144A)	2,251,122
	505,000	Wind Tre SpA, 5.0%, 1/20/26 (144A)	458,348
			$28,351,887
		Total Telecommunication Services	$38,272,425
		TRANSPORTATION - 2.3%
		Airlines - 0.6%
	860,000	DAE Funding LLC, 5.0%, 8/1/24 (144A)	$853,550
	984,738	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	1,009,356
	1,585,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	1,680,100
			$3,543,006
		Airport Services - 0.2%
	370,000	Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27 (144A)	$395,645
	525,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	574,875
			$970,520
		Highways & Railtracks - 1.1%
	2,645,000	Hidrovias International Finance S.A.R.L., 5.95%, 1/24/25 (144A)	$2,663,912
	Principal
	Amount
	USD ($)		Value
		Highways & Railtracks - (continued)
MXN	37,000,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	1,894,968
	1,820,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24 (144A)	1,986,075
			$6,544,955
		Marine - 0.4%
	2,225,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$2,163,812
		Trucking - 0.0%†
	2,925,683(h)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$73,142
		Total Transportation	$13,295,435
		UTILITIES - 3.4%
		Electric Utilities - 1.2%
	1,150,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$1,246,025
EUR	1,225,000	ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)	1,573,259
	1,325,000(c)(d)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	1,361,438
	1,120,000	Genneia SA, 8.75%, 1/20/22 (144A)	1,223,040
	390,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	391,950
	1,130,000	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	1,223,993
			$7,019,705
		Gas Utilities - 0.7%
	2,133,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$2,215,654
	2,175,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	2,055,375
			$4,271,029
		Independent Power Producers & Energy Traders - 1.5%
	1,195,000	Calpine Corp., 5.25%, 6/1/26 (144A)	$1,172,594
	2,529,000	Calpine Corp., 5.75%, 1/15/25	2,396,227
	1,113,000	Dynegy, Inc., 8.0%, 1/15/25 (144A)	1,207,605
	940,000	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	1,009,325
	1,105,000	NRG Energy, Inc., 6.625%, 1/15/27	1,169,090
	940,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	930,600
	940,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	927,075
			$8,812,516
		Total Utilities	$20,103,250
		TOTAL CORPORATE BONDS
		(Cost $485,006,365)	$493,466,915
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3% of Net Assets
	3,030,000(g)	U.S. Treasury Bill, 2/15/18	3,028,589
	4,545,000(g)	U.S. Treasury Bill, 2/22/18	$4,541,823
			$7,570,412
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $7,570,393)	$7,570,412
		FOREIGN GOVERNMENT BONDS - 5.4% of Net Assets
		Argentina - 2.1%
	1,125,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$1,186,312
	1,850,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	2,031,300
	2,650,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	2,828,875
ARS	8,000,000(f)	Banco de la Ciudad de Buenos Aires, 29.5% (Argentine Deposit Rate Badlar Private Banks 30 -	431,967
		35 Days + 399 bps), 12/5/22
ARS	17,443,000(g)	Letras del Banco Central de la Republica Argentina, 4/18/18	841,570
	710,284	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	749,350
	1,840,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	1,932,000
	3,015,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	3,018,015
			$13,019,389
		Bahamas - 0.2%
	760,000	Bahamas Government International Bond, 6.0%, 11/21/28 (144A)	$811,300
		Bahrain - 0.4%
	2,200,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$2,240,761
		Cote D'Ivoire - 0.2%
EUR	725,000	Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)	$980,110
		Ecuador - 0.1%
	560,000	Ecuador Government International Bond, 10.5%, 3/24/20 (144A)	$614,600
		Egypt - 0.8%
EGP	67,975,000(g)	Egypt Treasury Bill, 3/6/18	$3,788,849
EGP	20,550,000(g)	Egypt Treasury Bill, 5/15/18	1,108,202
			$4,897,051
		Gabon - 0.1%
	690,000	Gabon Government International Bond, 6.375%, 12/12/24 (144A)	$697,038
		Kenya - 0.3%
	1,535,000	Kenya Government International Bond, 5.875%, 6/24/19 (144A)	$1,577,397
		Nigeria - 0.3%
	1,845,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$1,881,457
		Oman - 0.4%
	1,760,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$1,763,506
	Principal
	Amount
	USD ($)		Value
		Oman - (continued)
	747,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	752,177
			$2,515,683
		Sri Lanka - 0.3%
	1,729,000	Sri Lanka Government International Bond, 6.2%, 5/11/27 (144A)	$1,818,121
		Uruguay - 0.2%
UYU	37,635,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$1,370,229
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $31,245,514)	$32,423,136
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.9% of Net Assets*(e)
		AUTOMOBILES & COMPONENTS - 0.0%†
		Auto Parts & Equipment - 0.0%†
	1,759	Allison Transmission, Inc., Term Loan B-3, 3.57% (LIBOR + 200 bps), 9/23/22	$1,778
		Total Automobiles & Components	$1,778
		CAPITAL GOODS - 0.3%
		Aerospace & Defense - 0.3%
	1,845,711	DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20	$1,864,168
		Total Capital Goods	$1,864,168
		COMMERCIAL SERVICES & SUPPLIES - 0.1%
		Diversified Support Services - 0.1%
	485,783	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.193% (LIBOR + 650 bps), 7/18/19	$480,318
		Total Commercial Services & Supplies	$480,318
		ENERGY - 0.5%
		Coal & Consumable Fuels - 0.0%†
	839,393(h)	PT Bakrie & Brothers TBK, Facility B Term Loan, 8.13%, 1/13/19	$88,136
		Oil & Gas Drilling - 0.5%
	1,950,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.559% (LIBOR + 600 bps), 3/1/24	$1,963,407
	650,000	Traverse Midstream Partners LLC, Advance Term Loan, 5.85% (LIBOR + 400 bps), 9/27/24	659,831
			$2,623,238
		Total Energy	$2,711,374
		HEALTH CARE EQUIPMENT & SERVICES - 0.3%
		Health Care Services - 0.1%
	875,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.167% (LIBOR + 450 bps), 10/24/23	$877,188
		Managed Health Care - 0.2%
	591,387	MMM Holdings, Inc., MMM Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	$573,645
	429,935	MSO of Puerto Rico, Inc., MSO Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	417,037
			$990,682
		Total Health Care Equipment & Services	$1,867,870
		HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
		Personal Products - 0.3%
	2,552,371	Revlon Consumer Products Corp., Initial Term Loan B, 5.073% (LIBOR + 350 bps), 9/7/23	$1,995,408
		Total Household & Personal Products	$1,995,408
		MATERIALS - 0.6%
		Paper Packaging - 0.3%
	1,602,888	Caraustar Industries, Inc., Refinancing Term Loan, 7.193% (LIBOR + 550 bps), 3/14/22	$1,609,900
		Steel - 0.3%
	1,970,100	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.408% (LIBOR + 275 bps), 6/14/21	$1,987,092
		Total Materials	$3,596,992
		RETAILING - 0.6%
		Automotive Retail - 0.2%
	1,388,312	CWGS Group LLC, Term Loan, 4.557% (LIBOR + 300 bps), 11/8/23	$1,401,183
		Department Stores - 0.2%
	1,496,104	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 4.805% (LIBOR + 325 bps), 10/25/20	$1,282,442
		Specialty Stores - 0.2%
	1,000,000	Staples, Inc., Closing Date Term Loan, 5.488% (LIBOR + 400 bps), 9/12/24	$997,109
		Total Retailing	$3,680,734
		UTILITIES - 0.2%
		Electric Utilities - 0.2%
	125,000	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 4.064% (LIBOR + 250 bps), 8/4/23	$126,105
	705,375	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.072% (LIBOR + 250 bps), 8/4/23	711,610
		Total Utilities	$837,715
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $17,728,039)	$17,036,357
	Shares
		RIGHTS / WARRANTS - 0.0%† of Net Assets
		ENERGY - 0.0%†
		Coal & Consumable Fuels - 0.0%†
	61(e)(k)	Contura Energy, Inc.	$1,647
		Oil & Gas Exploration & Production - 0.0%†
	7,415+(e)(l)	Midstates Petroleum Co., Inc.	$ –
		Total Energy	$1,647
	Shares		Value
		MATERIALS - 0.0%†
		Steel - 0.0%†
	318,254(e)(m)	ANR, Inc.	$4,137
		Total Materials	$4,137
		TOTAL RIGHTS / WARRANTS
		(Cost $36,831)	$5,784
	Principal
	Amount
	USD ($)		Value
		TEMPORARY CASH INVESTMENTS – 2.3% of Net Assets
		COMMERCIAL PAPERS- 1.0%
	1,330,000	Federation des Caisses Desjardins du Quebec, 1.33%, 2/1/18	$1,329,948
	1,505,000	Natixis NY, 1.32%, 2/1/18	1,504,941
	1,505,000	Prudential Funding LLC, 1.35%, 2/1/18	1,504,941
	1,505,000	Swedbank AB, 1.33%, 2/1/18	1,504,941
			$5,844,771
		REPURCHASE AGREEMENTS- 1.3%
	2,365,000	$2,365,000 RBC Capital Markets LLC, 1.32%, dated 1/31/18 plus accrued interest on 2/1/18, collateralized by the following:	$2,365,000
		$7,679 Freddie Mac Giant, 3.5% - 4.0%, 1/1/48
		$2,123,942 Federal National Mortgage Association, 3.0% - 4.0%, 12/1/37 - 12/1/47
		$280,679 Government National Mortgage Association, 4.0%, 1/20/48.
	1,515,000	$1,515,000 ScotiaBank, 1.33%, dated 1/31/18 plus accrued interest on 2/1/18, collateralized by the following:	1,515,000
		$2,366 Freddie Mac Giant, 3.0%, 1/1/47
		$1,133,058 Federal National Mortgage Association, 3.0% - 4.0%, 1/1/27 -7/1/47
		$409,933 Government National Mortgage Association, 3.5%, 7/20/47.
	1,850,000	$1,850,000 TD Securities USA LLC, 1.31%, dated 1/31/18 plus accrued interest on 2/1/18, collateralized by the following:	1,850,000
		$1,887,063 U.S. Treasury Bond, 3.375%, 4/15/32.
	1,850,000	$1,850,000 TD Securities USA LLC, 1.33%, dated 1/31/18 plus accrued interest on 2/1/18, collateralized by the following:	1,850,000
		$1,887,063 U.S. Treasury Bond, 3.375%, 4/15/32.
			$7,580,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $13,425,000)	$13,424,771
	Number of Contracts	Description	Counterparty	Notional	Strike Price		Expiration Date	Value
		OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED -0.0%†
MXN	297,012(n)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	$–	$	–(p)	10/23/22	$–
MXN	297,012(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	–		–(p)	10/23/22	–
								$–
		TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
		(Premium paid$0)						$–
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.6%
		(Cost $592,351,569)						$591,588,499
		OTHER ASSETS AND LIABILITIES - (0.6)%						$(3,654,371)
		NET ASSETS - 100.0%						$587,934,128
BPS	Basis Points.
LIBOR	London Interbank Offered Rate.
ZERO	Zero Constant Index.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to $361,536,352, or 61.5 % of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At January 31, 2018, the value of these securities amounted to $4,348,243, or 0.7% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2018.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2018.
(b)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at January 31, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Non-income producing security.
(f)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2018.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Security is in default.
(i)	Structured reinsurance investment. At January 31, 2018, the value of these securities amounted to $15,452,826, or 2.6% of net assets.
(j)	Rate to be determined.
(k)	Contura Energy, Inc. warrants are exercisable into 61 shares.
(l)	Midstates Petroleum Co., Inc. warrants are exercisable into 7,415 shares.
(m)	ANR, Inc. warrants are exercisable into 318,254 shares.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).
FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
EUR	4,093,000	USD	(4,994,172)	Brown Brothers Harriman & Co.	2/28/18	$93,289
NOK	20,938,362	EUR	(2,191,957)	Goldman Sachs International Bank	2/28/18	(8,679)
USD	13,693,238	EUR	(11,035,600)	Goldman Sachs International Bank	2/28/18	(23,641)
USD	565,460	MXN	(10,839,827)	Goldman Sachs International Bank	2/28/18	(14,649)
USD	13,426,519	EUR	(11,256,870)	JPMorgan Chase Bank NA	2/28/18	(565,392)
USD	6,711,605	INR	(431,482,360)	JPMorgan Chase Bank NA	4/27/18	(4,022)
INR	431,482,360	USD	(6,774,727)	Morgan Stanley Capital Service	2/06/18	10,654
USD	6,621,992	INR	(431,482,360)	State Street Bank And Trust Co.	2/06/18	(163,389)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(675,829)
SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation	Market Value
4,282,550	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	$(33,023)	$339,226	$306,203
3,243,800	Markit CDX North America High Yield Index Series 26	Receive	5.00%	6/20/21	139,613	144,074	283,687
					$106,590	$483,300	$589,890

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
690,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(77,625)	$66,518	$(11,107)
415,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(50,837)	44,157	(6,680)
650,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(79,625)	69,162	(10,463)
						$(208,087)	$179,837	$(28,250)
TOTAL SWAP CONTRACTS ( Cost $(101,497))						$(101,497)	$663,137	$561,640

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.
Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
EUR	-	Euro
EGP	-	Egyptian Pound
GBP	-	Great Britain Pound
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3		Total
Convertible Corporate Bonds	$–	$8,578,138	$–		$8,578,138
Preferred Stock	2,521,962	–	–		2,521,962
Convertible Preferred Stocks	5,530,748	–	–		5,530,748
Common Stocks
Commercial & Professional Services
Environmental & Facilities Services	–	–	1,560		1,560
Energy
Oil & Gas Exploration & Production	1,433,072	–	1,233,056		2,666,128
All Other Common Stocks	536,430	–			536,430
Asset Backed Security	–	451,359	–		451,359
Collateralized Mortgage Obligations	–	7,374,799	–		7,374,799
Corporate Bonds
Insurance
Reinsurance	–	4,348,243	15,452,826		19,801,069
All Other Corporate Bonds	–	473,665,846	–		473,665,846
U.S. Government and Agency Obligations	–	7,570,412	–		7,570,412
Foreign Government Bonds	–	32,423,136	–		32,423,136
Senior Secured Floating Rate Loan Interests	–	17,036,357	–		17,036,357
Rights/Warrants	–	5,784	–	*	5,784
Commercial Papers	–	5,844,771	–		5,844,771
Repurchase Agreements	–	7,580,000	–		7,580,000
Over The Counter (OTC) Call Options Purchased	–	– *	–		–
Total Investments in Securities	$10,022,212	$564,878,845	$16,687,442		$591,588,499
Other Financial Instruments
Unrealized depreciation on forward foreign currency contracts	$–	$(675,829)	$–		$(675,829)
Swap contracts, at value	–	561,640	–		561,640
Total Other Financial Instruments	$–	$(114,189)	$–		$(114,189)

*  Security values at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Corporate Bonds	Rights/Warrants		Total
Balance as of 10/31/17	$3,264,403	$9,573,017	--	**	$12,837,420
Realized gain (loss)	(2,598,136)	--	--		(2,598,136)
Changed in unrealized appreciation (depreciation)	2,823,668	(699,416)	--		2,124,252
Accrued discounts/premiums	--	(79)	--		(79)
Purchases	--	7,962,774	--		7,962,774
Sales	(2,255,319)	(1,383,470)	--		(3,638,789)
Transfer in to Level 3*	--	--	--		--
Transfer out of Level 3*	--	--	--		–
Balance as of 1/31/18	$1,234,616	$15,452,826	--	**	$16,687,442

*     Transfers are calculated on the beginning of period values. During the three months ended January 31, 2018, there were no transfers between Level 1, 2 and 3.
**    Security values at $0.

Net change in unrealized appreciation/(depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2018: $(218,522)

Pioneer Global Multisector Income Fund

NQ | January 31, 2018

Ticker Symbols: Class A PGABX Class C PGCBX Class Y PGYBX

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 103.8%
		CONVERTIBLE CORPORATE BOND - 0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Electrical Components & Equipment - 0.0%†
	31,000(a)	General Cable Corp., 4.5%, 11/15/29	$32,867
		Total Capital Goods	$32,867
		TOTAL CONVERTIBLE CORPORATE BOND
		(Cost $30,806)	$32,867
	Shares
		PREFERRED STOCK - 0.0%† of Net Assets
		DIVERSIFIED FINANCIALS - 0.0%†
		Consumer Finance - 0.0%†
	231(b)	GMAC Capital Trust I, 7.201% (3 Month USD LIBOR + 579 bps), 2/15/40	$6,011
		Total Diversified Financials	$6,011
		TOTAL PREFERRED STOCK
		(Cost $4,505)	$6,011
		CONVERTIBLE PREFERRED STOCKS - 0.3% of Net Assets
		BANKS - 0.3%
		Diversified Banks - 0.3%
	94(c)	Bank of America Corp., 7.25%	$118,628
	95(c)	Wells Fargo & Co., 7.5%	121,600
		Total Banks	$240,228
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $220,127)	$240,228
	Principal
	Amount
	USD ($)
		ASSET BACKED SECURITIES - 0.4% of Net Assets
	44,312	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (144A)	$44,460
	3,962(d)	New Century Home Equity Loan Trust, Series 2005-1, Class A2C, 2.261% (1 Month USD LIBOR + 70 bps), 3/25/35	3,964
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	100,159
	90,278(a)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	90,098
	314(a)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 5.027%, 10/25/34	322
	15,303(a)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	15,379
	56,856(a)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	56,883
		TOTAL ASSET BACKED SECURITIES
		(Cost $310,599)	$311,265
		COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0% of Net Assets
	50,729(b)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	$50,301
	41,266(b)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	41,214
	1,403(d)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.011% (1 Month USD LIBOR + 45 bps), 8/25/18	1,044
	100,000(d)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.059% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	103,000
	100,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.759% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	100,569
	80,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	79,243
	50,000	BANK, Series 2017-BNK8, Class B, 3.931%, 11/15/50	50,168
	3,286(b)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 3.753%, 12/25/33	3,347
	100,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	104,653
	75,000(b)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	76,874
	100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	99,379
	100,000(d)	CLNS Trust, Series 2017-IKPR, Class C, 2.654% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	100,156
	100,000(d)	Cold Storage Trust, Series 2017-ICE3, Class C, 2.909% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	100,279
	50,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	49,790
	100,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	98,878
	100,000(b)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.545%, 8/10/48	104,759
	90,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	89,244
	50,000(b)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.536%, 11/15/48	50,281
	5,889	Fannie Mae REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	6,149
	45,000(b)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.206%, 9/25/45 (144A)	47,396
	50,000(b)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	50,704
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	19,164	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	$20,561
	22,079	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	23,126
	25,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	25,042
	150,000(b)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 3.407%, 6/27/41	148,586
	100,000(d)	IMT Trust, Series 2017-APTS, Class BFL, 2.509% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	99,937
	57,410(d)	Interstar Millennium Trust, Series 2003-3G, Class A2, 2.175% (3 Month USD LIBOR + 50 bps), 9/27/35	54,573
	28,718	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	29,774
	75,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	74,443
	80,890(b)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	80,495
	50,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	51,694
	100,000(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.241%, 4/15/48 (144A)	87,302
	34,859(b)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	34,372
GBP	38,465(d)	Paragon Secured Finance No. 1 Plc, Series 1, Class A, 0.926% (3 Month GBP LIBOR + 40 bps), 11/15/35	54,292
	23,056(b)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	21,949
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $2,253,587)	$2,213,574
		CORPORATE BONDS – 28.0 % of Net Assets
		AUTOMOBILES & COMPONENTS - 0.7%
		Auto Parts & Equipment - 0.2%
EUR	100,000	Schaeffler Finance BV, 3.25%, 5/15/25	$133,413
		Automobile Manufacturers - 0.5%
	110,000	Ford Motor Co., 4.346%, 12/8/26	$111,124
	90,000	General Motors Co., 6.6%, 4/1/36	109,089
EUR	100,000	Harman Finance International SCA, 2.0%, 5/27/22	130,228
			$350,441
		Total Automobiles & Components	$483,854
		BANKS – 6.2%
		Diversified Banks – 5.5%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$226,000
INR	2,160,000	Asian Development Bank, 5.9%, 12/20/22	33,367
INR	2,100,000	Asian Development Bank, 6.2%, 10/6/26	32,153
INR	1,740,000	Asian Development Bank, 6.45%, 8/8/21	27,494
EUR	200,000(b)	Barclays Plc, 2.625% (5 Year EUR Swap Rate + 245 bps), 11/11/25	259,951
	200,000(b)	BBVA Bancomer SA, 5.125% (5 Year CMT Index + 265 bps), 1/18/33 (144A)	197,830
EUR	150,000	BNP Paribas SA, 2.375%, 2/17/25	196,923
EUR	200,000	BPCE SA, 2.875%, 4/22/26	271,469
EUR	100,000	CaixaBank SA, 1.125%, 5/17/24	124,581
	140,000(d)	Canadian Imperial Bank of Commerce, 2.093% (3 Month USD LIBOR + 32 bps), 2/2/21	140,118
	75,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	77,601
EUR	200,000(b)(c)	Erste Group Bank AG, 8.875% (5 Year EUR Swap Rate + 902 bps)	306,229
ARS	1,280,000(e)	European Bank for Reconstruction & Development, 2/1/19	54,763
INR	11,500,000	European Bank for Reconstruction & Development, 6.0%, 5/4/20	181,438
	200,000	Finansbank AS, 4.875%, 5/19/22 (144A)	196,499
EUR	100,000	HSBC Holdings Plc, 0.875%, 9/6/24	123,165
EUR	200,000(b)	ING Groep NV, 3.0% (5 Year EUR Swap Rate + 285 bps), 4/11/28	271,106
EUR	100,000(b)	Jyske Bank AS, 2.25% (5 Year EUR Swap Rate + 190 bps), 4/5/29	126,930
	200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	206,977
EUR	200,000(b)(c)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	272,100
	100,000	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	109,550
EUR	100,000(d)	Mediobanca Banca di Credito Finanziario SpA, 0.471% (3 Month EURIBOR + 80 bps), 5/18/22	126,541
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	228,876
EUR	200,000	UBS Group Funding Switzerland AG, 1.75%, 11/16/22	261,071
			$4,052,732
		Regional Banks - 0.1%
	90,000(b)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	$89,940
		Thrifts & Mortgage Finance - 0.6%
EUR	100,000	Leeds Building Society, 1.375%, 5/5/22	$127,511
GBP	125,000	Nationwide Building Society, 3.0%, 5/6/26	189,442
EUR	100,000	Nykredit Realkredit AS, 0.75%, 7/14/21	125,621
			$442,574
		Total Banks	$4,585,246
		CAPITAL GOODS - 0.5%
		Aerospace & Defense - 0.3%
	50,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$53,183
	Principal
	Amount
	USD ($)		Value
		Aerospace & Defense – (continued)
	65,000	Rockwell Collins, Inc., 3.2%, 3/15/24	$64,511
EUR	100,000	TA MFG., Ltd., 3.625%, 4/15/23 (144A)	126,601
			$244,295
		Building Products - 0.2%
	30,000	Masco Corp., 4.375%, 4/1/26	$31,200
	19,000	Masco Corp., 5.95%, 3/15/22	20,899
	35,000	Owens Corning, 3.4%, 8/15/26	33,872
	35,000	Owens Corning, 4.2%, 12/1/24	36,200
	30,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	31,050
			$153,221
		Total Capital Goods	$397,516
		CONSUMER SERVICES - 0.4%
		Casinos & Gaming - 0.1%
	50,000	Scientific Games International, Inc., 10.0%, 12/1/22	$54,813
		Education Services - 0.1%
	25,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$33,322
	75,000	Tufts University, 5.017%, 4/15/12	82,005
			$115,327
		Hotels, Resorts & Cruise Lines - 0.2%
EUR	100,000	Accor SA, 1.25%, 1/25/24	$124,840
		Total Consumer Services	$294,980
		DIVERSIFIED FINANCIALS - 4.5%
		Asset Management & Custody Banks - 0.1%
	100,000	Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	$111,885
		Consumer Finance - 2.2%
INR	81,420,000	International Finance Corp., 6.3%, 11/25/24	$1,282,066
INR	20,750,000	International Finance Corp., 8.25%, 6/10/21	345,074
			$1,627,140
		Diversified Capital Markets - 0.5%
	40,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$41,800
EUR	200,000(b)(c)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	315,227
	10,000	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	10,583
			$367,610
		Investment Banking & Brokerage - 0.2%
	75,000	Morgan Stanley, 4.1%, 5/22/23	$77,598
	50,000	Morgan Stanley, 4.875%, 11/1/22	53,330
			$130,928
		Other Diversified Financial Services - 0.7%
IDR	3,352,500,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	$254,541
IDR	2,440,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	186,398
NZD	100,000	JPMorgan Chase & Co., 4.25%, 11/2/18	74,508
			$515,447
		Specialized Finance - 0.8%
	56,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$60,173
	200,000	Gerdau Trade, Inc., 4.875%, 10/24/27 (144A)	201,940
EUR	100,000	Holcim Finance Luxembourg SA, 2.25%, 5/26/28	130,320
	200,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	195,437
			$587,870
		Total Diversified Financials	$3,340,880
		ENERGY - 4.4%
		Integrated Oil & Gas - 2.1%
EUR	175,000	BP Capital Markets Plc, 1.373%, 3/3/22	$226,305
	240,000	Petrobras Global Finance BV, 5.299%, 1/27/25 (144A)	241,500
	240,000	Petrobras Global Finance BV, 5.375%, 1/27/21	249,840
	155,000	Petroleos Mexicanos, 3.5%, 1/30/23	151,607
EUR	100,000	Petroleos Mexicanos, 5.125%, 3/15/23	143,968
EUR	200,000(b)	Repsol International Finance BV, 4.5% (EUR Swap Rate + 420 bps), 3/25/75	280,477
EUR	100,000(b)(c)	TOTAL SA, 2.25% (5 Year EUR Swap Rate + 186 bps)	129,704
ARS	2,154,200	YPF SA, 16.5%, 5/9/22 (144A)	103,348
			$1,526,749
		Oil & Gas Drilling - 0.2%
	35,000	Freeport-McMoRan, Inc., 6.75%, 2/1/22	$36,269
	100,000	Rowan Cos., Inc., 4.75%, 1/15/24	91,000
			$127,269
		Oil & Gas Exploration & Production - 0.4%
	75,000	Antero Resources Corp., 5.625%, 6/1/23	$77,625
	35,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	44,054
	100,000	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25 (144A)	103,000
	100,000	Range Resources Corp., 5.0%, 3/15/23	100,250
			$324,929
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Refining & Marketing - 0.2%
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	$123,644
	29,000	Valero Energy Corp., 6.625%, 6/15/37	38,338
	21,000	Valero Energy Corp., 9.375%, 3/15/19	22,592
			$184,574
		Oil & Gas Storage & Transportation - 1.5%
	50,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	$52,568
	55,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	56,031
	25,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	26,781
	75,000	Enable Midstream Partners LP, 3.9%, 5/15/24	74,787
	109,000	Energy Transfer Equity LP, 5.5%, 6/1/27	114,861
	100,000	Energy Transfer Equity LP, 5.875%, 1/15/24	108,250
	225,000	Kinder Morgan, Inc., 5.55%, 6/1/45	248,042
	125,000	MPLX LP, 4.875%, 12/1/24	133,003
	75,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	77,688
	60,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	63,710
	10,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	10,190
	60,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	64,465
	75,000	Williams Cos., Inc., 5.75%, 6/24/44	82,313
	13,000	Williams Cos., Inc., 7.75%, 6/15/31	16,380
	15,000	Williams Partners LP, 5.1%, 9/15/45	16,553
			$1,145,622
		Total Energy	$3,309,143
		FOOD & STAPLES RETAILING - 0.1%
		Drug Retail - 0.0%†
	12,061	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$13,203
		Food Retail - 0.1%
	75,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$73,276
		Total Food & Staples Retailing	$86,479
		FOOD, BEVERAGE & TOBACCO - 1.0%
		Packaged Foods & Meats - 0.7%
GBP	100,000	Boparan Finance Plc, 5.5%, 7/15/21 (144A)	$138,200
	70,000	Kraft Heinz Foods Co., 3.95%, 7/15/25	70,871
	200,000	Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)	209,200
	90,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	87,863
			$506,134
		Tobacco - 0.3%
EUR	100,000	BAT Capital Corp., 1.125%, 11/16/23	$125,336
EUR	100,000	Imperial Brands Finance Plc, 2.25%, 2/26/21	131,036
			$256,372
		Total Food, Beverage & Tobacco	$762,506
		HEALTH CARE EQUIPMENT & SERVICES - 0.8%
		Health Care Distributors - 0.1%
	55,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$53,360
	41,000	Cardinal Health, Inc., 3.079%, 6/15/24	39,670
			$93,030
		Health Care Facilities - 0.1%
	70,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22	$49,788
	35,000	Kindred Healthcare, Inc., 6.375%, 4/15/22	35,481
			$85,269
		Health Care Services - 0.2%
	173,000	Rede D'or Finance S.a.r.l., 4.95%, 1/17/28 (144A)	$170,837
		Health Care Technology - 0.2%
EUR	100,000	Quintiles IMS, Inc., 2.875%, 9/15/25 (144A)	$124,204
		Managed Health Care - 0.2%
	70,000	Anthem, Inc., 3.35%, 12/1/24	$69,802
	30,000	Centene Corp., 5.625%, 2/15/21	30,844
	25,000	Centene Corp., 6.125%, 2/15/24	26,563
	20,000	Humana, Inc., 3.95%, 3/15/27	20,237
			$147,446
		Total Health Care Equipment & Services	$620,786
		INSURANCE – 2.4%
		Insurance Brokers - 0.1%
	100,000	Brown & Brown, Inc., 4.2%, 9/15/24	$102,839
		Life & Health Insurance - 0.6%
EUR	100,000(b)	CNP Assurances, 6.0% (3 Month EURIBOR + 447 bps), 9/14/40	$141,641
EUR	100,000(b)(c)	NN Group NV, 4.375% (3 Month EURIBOR + 390 bps)	139,209
	45,000	Protective Life Corp., 7.375%, 10/15/19	48,391
	100,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	112,036
			$441,277
		Multi-line Insurance - 0.9%
EUR	100,000(b)(c)	Allianz SE, 3.375% (10 Year EUR Ice Swap Rate + 320 bps)	$136,297
	Principal
	Amount
	USD ($)		Value
		Multi-line Insurance – (continued)
EUR	100,000(b)	Aviva Plc, 6.125% (5 Year EUR Swap Rate + 513 bps), 7/5/43	$154,704
EUR	100,000(b)(c)	AXA SA, 3.875% (EUR Swap Rate + 325 bps)	140,422
	60,000	AXA SA, 8.6%, 12/15/30	85,362
	150,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44 (144A)	163,090
			$679,875
		Property & Casualty Insurance - 0.4%
EUR	100,000(b)	Credit Logement SA, 1.35% (5 Year EUR Swap Rate + 90 bps), 11/28/29	$123,264
	35,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	38,304
	100,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	98,679
			$260,247
		Reinsurance – 0.4%
	30,000+(f)(g)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/29/18	$28,485
	30,000+(f)(g)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	654
	30,000+(f)(g)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	408
	30,000+(f)(g)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	25,101
EUR	100,000(f)(g)	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Variable Rate Notes, 5/26/42	152,257
	30,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19	312
	30,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	1,983
	50,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21	4,114
	50,000+(f)(g)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	50,127
			$263,441
		Total Insurance	$1,747,679
		MATERIALS - 1.0%
		Construction Materials - 0.2%
EUR	125,000	CRH Finance, DAC, 3.125%, 4/3/23	$174,027
		Diversified Chemicals - 0.3%
EUR	100,000	Arkema SA, 1.5%, 1/20/25	$128,118
	85,000	CF Industries, Inc., 3.45%, 6/1/23	83,062
			$211,180
		Diversified Metals & Mining - 0.2%
EUR	100,000	Anglo American Capital Plc, 3.25%, 4/3/23	$137,421
		Paper Packaging - 0.3%
	50,000	International Paper Co., 4.8%, 6/15/44	$54,711
	5,000	International Paper Co., 6.0%, 11/15/41	6,164
EUR	100,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	128,844
			$189,719
		Total Materials	$712,347
		MEDIA - 1.0%
		Broadcasting - 0.3%
	200,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$199,500
		Cable & Satellite - 0.5%
	100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	$116,161
	115,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	110,901
EUR	150,000	Sky Plc, 1.5%, 9/15/21	193,612
			$420,674
		Movies & Entertainment - 0.2%
EUR	100,000	WMG Acquisition Corp., 4.125%, 11/1/24 (144A)	$131,185
		Total Media	$751,359
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Biotechnology - 0.1%
	67,000	AbbVie, Inc., 3.2%, 5/14/26	$65,328
		Pharmaceuticals - 0.1%
EUR	100,000	Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23	$111,112
		Total Pharmaceuticals, Biotechnology & Life Sciences	$176,440
		REAL ESTATE - 0.8%
		Diversified REITs - 0.2%
EUR	100,000(b)(c)	ATF Netherlands BV, 3.75% (5 Year EUR Swap Rate + 438 bps)	$132,791
	55,000	Essex Portfolio LP, 3.625%, 5/1/27	54,384
			$187,175
		Health Care REIT - 0.1%
	60,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	$58,911
		Office REITs - 0.1%
	25,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	$25,564
	40,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	42,007
	Principal
	Amount
	USD ($)		Value
		Office REITs – (continued)
	35,000	Highwoods Realty LP, 3.625%, 1/15/23	$34,985
			$102,556
		Real Estate Development - 0.2%
EUR	100,000	Akelius Residential Property AB, 1.125%, 3/14/24	$121,840
		Residential REIT - 0.1%
	50,000	UDR, Inc., 4.0%, 10/1/25	$51,188
		Specialized REIT - 0.1%
	100,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.0%, 4/15/23 (144A)	$97,125
		Total Real Estate	$618,795
		RETAILING - 0.1%
		Internet & Direct Marketing Retail - 0.1%
	50,000	Expedia, Inc., 3.8%, 2/15/28	$47,663
	15,000	Priceline Group, Inc., 3.55%, 3/15/28	14,682
		Total Retailing	$62,345
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	25,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.125%, 1/15/25 (144A)	$23,557
	15,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24 (144A)	14,799
		Total Semiconductors & Semiconductor Equipment	$38,356
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
		Electronic Components - 0.2%
	41,000	Amphenol Corp., 3.2%, 4/1/24	$40,753
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	123,735
			$164,488
		Electronic Manufacturing Services - 0.2%
	100,000	Flex, Ltd., 4.625%, 2/15/20	$102,759
		Total Technology Hardware & Equipment	$267,247
		TELECOMMUNICATION SERVICES - 1.6%
		Integrated Telecommunication Services - 0.9%
	75,000	AT&T, Inc., 5.15%, 2/14/50	$75,865
	40,000	Frontier Communications Corp., 7.125%, 1/15/23	27,100
	7,000	Frontier Communications Corp., 8.5%, 4/15/20	6,834
GBP	100,000	Koninklijke KPN NV, 5.0%, 11/18/26	166,162
EUR	125,000(b)(c)	Orange SA, 5.0% (5 Year EUR Swap Rate + 399 bps)	183,637
EUR	100,000	Telekom Finanzmanagement GmbH, 3.5%, 7/4/23	142,232
	25,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	24,503
			$626,333
		Wireless Telecommunication Services - 0.7%
	30,000	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$31,463
	200,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	198,000
	200,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	217,470
	50,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	49,750
	50,000	Sprint Corp., 7.25%, 9/15/21	53,135
			$549,818
		Total Telecommunication Services	$1,176,151
		TRANSPORTATION - 0.0%†
		Airlines - 0.0%†
	5,530	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	$5,654
	15,000	Delta Air Lines, Inc., 2.875%, 3/13/20	15,004
		Total Transportation	$20,658
		UTILITIES - 1.8%
		Electric Utilities - 1.0%
EUR	100,000	Coentreprise de Transport d'Electricite SA, 0.875%, 9/29/24	$123,660
EUR	100,000	EDP Finance BV, 1.875%, 9/29/23	131,106
EUR	100,000(b)(c)	Electricite de France SA, 4.25% (EUR Swap Rate + 302 bps)	132,017
GBP	75,000	innogy Finance BV, 5.625%, 12/6/23	127,337
	85,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	84,854
	50,000(b)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	53,687
EUR	100,000(b)(c)	TenneT Holding BV, 2.995% (5 Year EUR Swap Rate + 253 bps)	130,058
			$782,719
		Gas Utilities - 0.5%
	15,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$14,640
GBP	125,000	Cadent Finance Plc, 2.125%, 9/22/28	170,383
	81,939	Nakilat, Inc., 6.267%, 12/31/33 (144A)	93,411
	103,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	101,292
			$379,726
		Multi-Utilities - 0.3%
EUR	100,000	FCC Aqualia SA, 1.413%, 6/8/22	$126,109
	Principal
	Amount
	USD ($)		Value
		Multi-Utilities - (continued)
	65,000	Sempra Energy, 3.4%, 2/1/28	$63,693
			$189,802
		Total Utilities	$1,352,247
		TOTAL CORPORATE BONDS
		(Cost $19,633,860)	$20,805,014
		SUPRANATIONAL BONDS - 0.8% of Net Assets
NZD	505,000	International Bank for Reconstruction & Development, 3.5%, 1/22/21	$380,886
NZD	45,000	International Bank for Reconstruction & Development, 4.625%, 10/6/21	35,219
AUD	185,000	International Bank for Reconstruction & Development, 5.75%, 10/21/19	157,897
INR	1,350,000	International Bank for Reconstruction & Development, 5.75%, 10/28/19	21,117
			$595,119
		TOTAL SUPRANATIONAL BONDS
		(Cost $578,983)	$595,119
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.8% of Net Assets
	24,938	Fannie Mae, 3.0%, 5/1/31	$25,109
	42,985	Fannie Mae, 3.0%, 2/1/43	42,369
	28,174	Fannie Mae, 3.0%, 3/1/43	27,770
	28,000	Fannie Mae, 3.0%, 5/1/43	27,611
	32,736	Fannie Mae, 3.0%, 5/1/43	32,264
	32,324	Fannie Mae, 3.0%, 6/1/45	31,818
	22,924	Fannie Mae, 3.0%, 9/1/46	22,484
	46,150	Fannie Mae, 3.0%, 10/1/46	45,263
	64,272	Fannie Mae, 3.0%, 11/1/46	63,037
	46,308	Fannie Mae, 3.0%, 1/1/47	45,597
	34,321	Fannie Mae, 3.0%, 3/1/47	33,661
	550,000	Fannie Mae, 3.0%, 2/1/48 (TBA)	539,064
	30,473	Fannie Mae, 3.5%, 2/1/29	31,210
	50,440	Fannie Mae, 3.5%, 6/1/42	51,218
	135,216	Fannie Mae, 3.5%, 9/1/42	137,293
	148,638	Fannie Mae, 3.5%, 5/1/44	150,596
	33,411	Fannie Mae, 3.5%, 2/1/45	33,914
	89,489	Fannie Mae, 3.5%, 2/1/45	90,890
	22,545	Fannie Mae, 3.5%, 6/1/45	22,825
	19,875	Fannie Mae, 3.5%, 8/1/45	20,078
	45,449	Fannie Mae, 3.5%, 8/1/45	45,913
	21,967	Fannie Mae, 3.5%, 9/1/45	22,281
	66,544	Fannie Mae, 3.5%, 9/1/45	67,355
	100,605	Fannie Mae, 3.5%, 10/1/45	101,853
	22,263	Fannie Mae, 3.5%, 1/1/46	22,495
	24,363	Fannie Mae, 3.5%, 7/1/46	24,617
	36,662	Fannie Mae, 3.5%, 9/1/46	37,091
	70,999	Fannie Mae, 3.5%, 12/1/46	71,748
	37,321	Fannie Mae, 3.5%, 1/1/47	37,788
	46,366	Fannie Mae, 3.5%, 1/1/47	47,036
	48,760	Fannie Mae, 3.5%, 1/1/47	49,277
	118,632	Fannie Mae, 3.5%, 2/1/47	119,882
	84,609	Fannie Mae, 3.5%, 5/1/47	85,511
	90,862	Fannie Mae, 3.5%, 5/1/47	91,829
	44,052	Fannie Mae, 3.5%, 7/1/47	44,522
	71,604	Fannie Mae, 3.5%, 7/1/47	72,366
	138,954	Fannie Mae, 3.5%, 8/1/47	140,447
	230,586	Fannie Mae, 3.5%, 10/1/47	233,070
	24,690	Fannie Mae, 3.5%, 11/1/47	24,955
	49,623	Fannie Mae, 3.5%, 12/1/47	50,150
	79,871	Fannie Mae, 3.5%, 12/1/47	80,714
	30,000	Fannie Mae, 3.5%, 1/1/48	30,313
	1,750,000	Fannie Mae, 3.5%, 2/1/48 (TBA)	1,766,406
	39,399	Fannie Mae, 4.0%, 10/1/40	41,302
	82,939	Fannie Mae, 4.0%, 1/1/42	86,036
	16,568	Fannie Mae, 4.0%, 2/1/42	17,251
	28,998	Fannie Mae, 4.0%, 5/1/42	30,088
	124,965	Fannie Mae, 4.0%, 10/1/43	130,017
	43,424	Fannie Mae, 4.0%, 11/1/43	45,293
	18,818	Fannie Mae, 4.0%, 10/1/44	19,463
	87,186	Fannie Mae, 4.0%, 11/1/44	90,164
	74,572	Fannie Mae, 4.0%, 10/1/45	77,349
	105,207	Fannie Mae, 4.0%, 11/1/45	109,679
	53,972	Fannie Mae, 4.0%, 12/1/45	55,782
	43,284	Fannie Mae, 4.0%, 6/1/46	44,731
	41,041	Fannie Mae, 4.0%, 8/1/46	42,416
	21,765	Fannie Mae, 4.0%, 11/1/46	22,578
	24,409	Fannie Mae, 4.0%, 11/1/46	25,318
	158,922	Fannie Mae, 4.0%, 1/1/47	164,966
	23,617	Fannie Mae, 4.0%, 4/1/47	24,567
	38,636	Fannie Mae, 4.0%, 4/1/47	39,960
	41,491	Fannie Mae, 4.0%, 4/1/47	43,161
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	24,751	Fannie Mae, 4.0%, 6/1/47	$25,604
	71,871	Fannie Mae, 4.0%, 6/1/47	74,355
	23,431	Fannie Mae, 4.0%, 7/1/47	24,239
	39,236	Fannie Mae, 4.0%, 8/1/47	40,596
	44,358	Fannie Mae, 4.0%, 12/1/47	45,891
	1,725,000	Fannie Mae, 4.0%, 2/1/48 (TBA)	1,781,804
	7,357	Fannie Mae, 4.5%, 11/1/40	7,837
	14,965	Fannie Mae, 4.5%, 12/1/40	15,942
	13,908	Fannie Mae, 4.5%, 4/1/41	14,750
	10,521	Fannie Mae, 4.5%, 5/1/41	11,258
	34,498	Fannie Mae, 4.5%, 11/1/43	36,465
	38,351	Fannie Mae, 4.5%, 2/1/44	40,547
	45,170	Fannie Mae, 4.5%, 2/1/44	47,733
	38,631	Fannie Mae, 4.5%, 5/1/46	40,739
	42,080	Fannie Mae, 4.5%, 2/1/47	44,649
	675,000	Fannie Mae, 4.5%, 2/1/48 (TBA)	711,492
	35,896	Fannie Mae, 5.0%, 8/1/31	38,361
	16,121	Fannie Mae, 5.0%, 6/1/40	17,412
	10,721	Fannie Mae, 5.5%, 10/1/35	11,730
	14,404	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	14,196
	16,063	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	15,834
	31,792	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	31,323
	37,145	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	36,622
	60,532	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	59,686
	17,703	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	17,450
	23,361	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	22,930
	24,477	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	24,021
	68,439	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	67,167
	17,217	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	17,471
	92,536	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	93,919
	112,473	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	113,755
	19,642	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	19,865
	81,424	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	82,755
	35,069	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	35,544
	90,849	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	92,199
	114,110	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	115,794
	68,962	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	69,976
	24,272	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,549
	58,788	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	59,458
	57,790	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	58,449
	24,902	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	25,186
	29,896	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	30,236
	25,000	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	25,284
	50,000	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	50,568
	110,588	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	114,469
	33,672	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	35,086
	189,792	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	196,263
	13,262	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	13,711
	20,808	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	21,513
	36,599	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	37,839
	23,650	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	24,580
	24,634	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	25,601
	47,071	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	48,665
	47,690	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	49,563
	106,481	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	110,088
	118,137	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	122,139
	220,324	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	227,788
	153,881	Federal Home Loan Mortgage Corp., 4.0%, 12/1/47	159,259
	43,739	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	46,258
	76,098	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	80,180
	22,601	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	24,501
	26,326	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	28,539
	4,129	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	4,486
	6,910	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	7,514
	16,694	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	18,673
	16,008	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	18,339
	32,600	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	36,129
	56,387	Government National Mortgage Association I, 3.5%, 11/15/41	57,731
	10,210	Government National Mortgage Association I, 3.5%, 10/15/42	10,474
	33,792	Government National Mortgage Association I, 3.5%, 8/15/46	34,442
	38,836	Government National Mortgage Association I, 4.0%, 4/15/45	40,265
	59,201	Government National Mortgage Association I, 4.0%, 6/15/45	61,363
	28,620	Government National Mortgage Association I, 4.5%, 1/15/40	30,503
	23,732	Government National Mortgage Association I, 4.5%, 9/15/40	25,271
	11,006	Government National Mortgage Association I, 4.5%, 10/15/40	11,650
	21,021	Government National Mortgage Association I, 4.5%, 7/15/41	22,254
	35,519	Government National Mortgage Association II, 3.0%, 9/20/46	35,195
	Principal
	Amount
	USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	32,976	Government National Mortgage Association II, 4.5%, 9/20/41	$34,884
	21,719	Government National Mortgage Association II, 4.5%, 10/20/44	22,991
	46,621	Government National Mortgage Association II, 4.5%, 11/20/44	49,299
	169,610	Government National Mortgage Association II, 4.5%, 10/20/47	178,705
	6,200,000(e)	U.S. Treasury Bill, 2/8/18	6,198,541
	3,160,000(e)	U.S. Treasury Bill, 3/1/18	3,156,556
	24,000	U.S. Treasury Bond, 2.75%, 8/15/47	23,076
	429,479	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	425,158
	510,930	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	522,156
	234,234	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	246,581
	169,000	U.S. Treasury Note, 2.25%, 8/15/27	162,299
			$22,888,029
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $22,950,099)	$22,888,029
		FOREIGN GOVERNMENT BONDS - 37.0% of Net Assets
		Argentina - 2.2%
	100,000	Argentine Republic Government International Bond, 6.875%, 1/26/27	$105,450
	300,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	329,400
	250,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	266,875
ARS	1,349,000(e)	Letras del Banco Central de la Republica Argentina, 4/18/18	65,085
	300,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	341,250
	300,000	Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)	336,903
	210,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	220,500
			$1,665,463
		Australia - 4.1%
AUD	3,225,000	Australia Government Bond, 4.75%, 4/21/27	$3,008,950
		Austria - 0.1%
EUR	50,000	Republic of Austria Government Bond, 4.15%, 3/15/37 (144A)	$92,317
		Bahamas - 0.3%
	200,000	Bahamas Government International Bond, 6.0%, 11/21/28 (144A)	$213,500
		Bahrain - 0.3%
	200,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$203,706
		Canada - 1.2%
CAD	1,125,000	Canadian Government Bond, 2.25%, 6/1/25	$913,933
		Cayman Islands - 0.3%
	228,000	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$231,420
		Cote D'Ivoire - 0.8%
EUR	100,000	Ivory Coast Government International Bond, 5.125%, 6/15/25 (144A)	$135,187
	415,000	Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)	440,327
			$575,514
		Ecuador - 0.1%
	92,105(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316% (3 Month USD LIBOR + 563 bps), 9/24/19	$94,178
		Egypt - 1.3%
EGP	10,750,000(e)	Egypt Treasury Bill, 3/6/18	$599,193
EGP	6,475,000(e)	Egypt Treasury Bill, 5/15/18	349,178
			$948,371
		Gabon - 0.5%
	400,000	Gabon Government International Bond, 6.375%, 12/12/24 (144A)	$404,080
		Germany - 2.0%
EUR	1,250,000	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	$1,507,761
		Japan - 5.2%
JPY	120,000,000	Japan Government Ten Year Bond, 0.1%, 9/20/26	$1,104,508
JPY	50,000,000	Japan Government Ten Year Bond, 1.0%, 12/20/21	477,666
JPY	110,000,000	Japan Government Thirty Year Bond, 0.8%, 12/20/47	1,005,177
JPY	140,000,000	Japan Government Twenty Year Bond, 0.6%, 12/20/37	1,285,090
			$3,872,441
		Mexico - 0.7%
MXN	3,830,000	Mexican Bonos, 4.75%, 6/14/18	$203,471
MXN	2,400,000	Mexican Bonos, 6.5%, 6/9/22	124,094
MXN	300,000	Mexican Bonos, 7.5%, 6/3/27	15,977
MXN	3,431,655	Mexican Udibonos, 2.0%, 6/9/22	173,182
			$516,724
		New Zealand - 3.0%
NZD	2,625,000	New Zealand Government Bond, 5.5%, 4/15/23	$2,220,470
		Nigeria - 0.6%
	408,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$416,062
		Norway - 1.2%
NOK	6,750,000	Norway Government Bond, 4.5%, 5/22/19 (144A)	$919,123
		Oman - 0.5%
	200,000	Oman Government International Bond, 5.375%, 3/8/27 (144A)	$200,398
	Principal
	Amount
	USD ($)		Value
		Oman - (continued)
	200,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	201,386
			$401,784
		Paraguay - 0.3%
	200,000	Paraguay Government International Bond, 4.7%, 3/27/27 (144A)	$207,750
		Portugal - 0.2%
EUR	100,000	Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23 (144A)	$152,371
		Senegal - 0.3%
	200,000	Senegal Government International Bond, 6.25%, 5/23/33 (144A)	$209,124
		Slovenia - 0.3%
EUR	150,000	Slovenia Government Bond, 1.25%, 3/22/27	$189,140
		South Korea - 0.3%
INR	13,000,000	Export-Import Bank of Korea, 6.9%, 2/7/23	$204,531
		Sri Lanka - 0.3%
	200,000	Sri Lanka Government International Bond, 6.2%, 5/11/27 (144A)	$210,309
		Sweden - 5.0%
SEK	2,300,000	Sweden Government Bond, 2.5%, 5/12/25	$332,537
SEK	25,545,000	Sweden Government Bond, 4.25%, 3/12/19	3,420,366
			$3,752,903
		Turkey - 0.2%
	140,000	Hazine Mustesarligi Varlik Kiralama AS, 5.004%, 4/6/23 (144A)	$142,915
		United Kingdom - 5.3%
GBP	1,500,000	United Kingdom Gilt, 0.5%, 7/22/22	$2,080,580
GBP	450,000	United Kingdom Gilt, 3.5%, 1/22/45	843,282
GBP	400,000	United Kingdom Gilt, 4.25%, 12/7/27	709,798
GBP	150,000	United Kingdom Gilt, 4.25%, 9/7/39	300,024
			$3,933,684
		Uruguay - 0.4%
UYU	8,516,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$310,054
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $26,902,358)	$27,518,578
		MUNICIPAL BONDS - 1.1% of Net Assets (h)
		Higher Municipal Education - 0.2%
	25,000	Baylor University, Series A, 4.313%, 3/1/42	$25,612
	25,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	33,284
	15,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	19,585
	50,000	University of Virginia, Refunding General Green, Series A-2, 5.0%, 4/1/45	57,094
			$135,575
		Municipal General - 0.4%
	70,000	JobsOhio Beverage System, Series B, 3.985%, 1/1/29	$72,578
	20,000	JobsOhio Beverage System, Series B, 4.532%, 1/1/35	21,761
	125,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	130,461
	30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	32,007
	30,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	31,883
			$288,690
		Municipal Higher Education - 0.0%†
	20,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	$26,404
		Municipal Medical - 0.1%
	30,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$31,034
	10,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	10,458
	15,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	15,573
			$57,065
		Municipal Obligation - 0.3%
	100,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	$106,239
	50,000(i)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	52,505
	50,000(i)	State of Washington, Series R-2015D, 5.0%, 7/1/30	57,650
			$216,394
		Municipal School District - 0.1%
	25,000(i)	Frisco Independent School District, 4.0%, 8/15/40 (PSF-GTD Insured)	$26,235
	25,000(i)	Frisco Independent School District, 4.0%, 8/15/45 (PSF-GTD Insured)	26,170
			$52,405
		Municipal Water - 0.0%†
	15,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$16,003
	15,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	15,837
			$31,840
		TOTAL MUNICIPAL BONDS
		(Cost $806,054)	$808,373
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.4% of Net Assets*(d)
		AUTOMOBILES & COMPONENTS - 0.2%
		Auto Parts & Equipment - 0.2%
	99,250	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.82% (LIBOR + 225 bps), 4/6/24	$99,762
	49,031	Electrical Components International, Inc., Term Loan, 6.443% (LIBOR + 475 bps), 5/28/21	49,644
		Total Automobiles & Components	$149,406
	Principal
	Amount
	USD ($)		Value
		CAPITAL GOODS - 0.2%
		Aerospace & Defense - 0.1%
	50,000	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.31% (LIBOR + 275 bps), 10/4/24	$50,506
		Electrical Components & Equipment - 0.1%
	4,839(j)	Converrgint Technologies LLC, Delayed Term Loan, 2/1/25	$4,882
	45,161(j)	Converrgint Technologies LLC, First Lien Term Loan, 2/1/25	45,556
			$50,438
		Industrial Conglomerates - 0.0%†
	49,500	Milacron LLC, Term B Loan, 4.324% (LIBOR + 275 bps), 9/28/23	$49,593
		Total Capital Goods	$150,537
		COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
		Diversified Support Services - 0.1%
	75,000(j)	Aristocrat Leisure, Ltd., New 2017 Term Loan, 10/19/24	$75,621
		Total Commercial & Professional Services	$75,621
		CONSUMER DURABLES & APPAREL - 0.0%†
		Footwear - 0.0%†
	49,626	Regal Cinemas Corp., New Term Loan, 3.574% (LIBOR + 200 bps), 4/1/22	$49,712
		Total Consumer Durables & Apparel	$49,712
		CONSUMER SERVICES - 0.1%
		Specialized Consumer Services - 0.1%
	49,499	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.443% (LIBOR + 375 bps), 8/12/22	$49,963
		Total Consumer Services	$49,963
		DIVERSIFIED FINANCIALS - 0.1%
		Specialized Finance - 0.1%
	49,521	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.87% (LIBOR + 225 bps), 2/16/24	$49,830
		Total Diversified Financials	$49,830
		FOOD & STAPLES RETAILING - 0.1%
		Food Retail - 0.1%
	50,000	Packers Holdings LLC, Initial Term Loan, 4.737% (LIBOR + 325 bps), 12/4/24	$50,104
		Total Food & Staples Retailing	$50,104
		FOOD, BEVERAGE & TOBACCO - 0.0%†
		Packaged Foods & Meats - 0.0%†
	24,938	Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 5.704% (LIBOR + 425 bps), 7/29/23	$25,280
		Total Food, Beverage & Tobacco	$25,280
		HEALTH CARE EQUIPMENT & SERVICES - 0.1%
		Health Care Facilities - 0.1%
	48,986	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	$49,292
		Health Care Technology - 0.0%†
	24,813	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.324% (LIBOR + 275 bps), 3/1/24	$24,981
		Total Health Care Equipment & Services	$74,273
		HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
		Personal Products - 0.1%
	99,246	Revlon Consumer Products Corp., Initial Term Loan B, 5.074% (LIBOR + 350 bps), 9/7/23	$77,589
		Total Household & Personal Products	$77,589
		INSURANCE - 0.1%
		Life & Health Insurance - 0.1%
	49,746	Integro Parent, Inc., First Lien Initial Term Loan, 7.444% (LIBOR + 575 bps), 10/31/22	$49,746
		Total Insurance	$49,746
		MATERIALS - 0.3%
		Metal & Glass Containers - 0.1%
	50,000(j)	Crown Holdings, Inc., Term Loan, 1/17/25	$50,647
		Specialty Chemicals - 0.1%
	50,000(j)	PQ Corp., Term Loan B, 1/17/25	$50,456
		Steel - 0.1%
	50,000(j)	Atkore International, Inc., First Lien Initial Incremental Term Loan, 12/22/23	$50,375
	49,500	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.408% (LIBOR + 275 bps), 6/14/21	49,927
			$100,302
		Total Materials	$201,405
		MEDIA - 0.1%
		Broadcasting - 0.1%
	50,000	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), 2018 Incremental Term Loan, 4.139% (LIBOR + 250 bps), 1/25/26	$50,385
		Cable & Satellite - 0.0%†
	49,000	UPC Financing Partnership ,Facility AR, 4.06% (LIBOR + 250 bps), 1/15/26	$49,317
		Total Media	$99,702
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
		Pharmaceuticals - 0.2%
	99,500	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.875% (LIBOR + 425 bps), 4/29/24	$99,915
	Principal
	Amount
	USD ($)		Value
		Pharmaceuticals – (continued)
	49,197	RPI Finance Trust, Initial Term Loan B-6, 3.693% (LIBOR + 200 bps), 3/27/23	$49,600
		Total Pharmaceuticals, Biotechnology & Life Sciences	$149,515
		REAL ESTATE - 0.1%
		Retail REIT - 0.1%
	51,897	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 4.825% (LIBOR + 325 bps), 11/4/21	$51,999
		Total Real Estate	$51,999
		RETAILING - 0.1%
		Automotive Retail - 0.1%
	49,500	CWGS Group LLC, Term Loan, 4.557% (LIBOR + 300 bps), 11/8/23	$49,959
		Specialty Stores - 0.0%†
	50,000	Staples, Inc., Closing Date Term Loan, 5.489% (LIBOR + 400 bps), 9/12/24	$49,855
		Total Retailing	$99,814
		SOFTWARE & SERVICES - 0.3%
		Internet Software & Services - 0.2%
	24,813	Rackspace Hosting, Inc., First Lien Term B Loan, 4.385% (LIBOR + 300 bps), 11/3/23	$25,040
	154,000(j)	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-4 Loan, 8/9/24	155,198
			$180,238
		IT Consulting & Other Services - 0.0%†
	24,848	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 3.823% (LIBOR + 225 bps), 2/15/24	$25,060
		Systems Software - 0.1%
	6,000	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 4.324% (LIBOR + 275 bps), 6/21/24	$6,024
	44,000	Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.324% (LIBOR + 275 bps), 6/21/24	44,179
			$50,203
		Total Software & Services	$255,501
		TELECOMMUNICATION SERVICE - 0.2%
		Integrated Telecommunication Services - 0.1%
	100,000	CenturyLink, Inc., Initial Term B Loan, 4.317% (LIBOR + 275 bps), 1/31/25	$98,688
		Wireless Telecommunication Services - 0.1%
	49,625	Sprint Communications, Inc., Initial Term Loan, 4.125% (LIBOR + 250 bps), 2/2/24	$49,803
		Total Telecommunication Service	$148,491
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,814,610)	$1,808,488
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 103.8%
		(Cost $75,505,588)	$77,227,546
Shares		Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.1%
	CLOSED-END FUND -1.1% of Net Assets
	INSURANCE - 1.1%
	Property & Casualty Insurance - 1.1%
84,921	Pioneer ILS Interval Fund(k)	$9,913	$–	$(14,669)	$799,960
	Total Insurance				$799,960
	TOTAL CLOSED-END FUND
	(Cost$872,994)				$799,960
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.1%
	(Cost$872,994)				$799,960
	OTHER ASSETS AND LIABILITIES - (4.9)%				$(3,627,445)
	NET ASSETS - 100.0%				$74,400,061

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to $12,143,971, or 16.3% of net assets.

(TBA)	“To Be Announced” Securities.
BPS	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2018.
(b)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at January 31, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2018.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Structured reinsurance investment. At January 31, 2018, the value of these securities amounted to $263,441, or 0.4% of net assets.
(g)	Rate to be determined.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after January 31, 2018, at which time the interest rate will be determined.
(k)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
CHF	524,999	EUR	(446,448)	Bank of New York	3/29/18	$10,196
USD	152,510	TRY	(592,621)	Bank of New York	3/29/18	(2,737)
CAD	992,040	USD	(796,675)	Brown Brothers Harriman & Co.	2/28/18	9,728
EUR	2,090,909	USD	(2,585,819)	Brown Brothers Harriman & Co.	2/28/18	13,111
JPY	273,978,992	NZD	(3,495,000)	Brown Brothers Harriman & Co.	2/20/18	(58,018)
THB	20,024,374	USD	(627,700)	Citibank NA	2/26/18	11,812
USD	678,742	GBP	(500,000)	Citibank NA	2/01/18	(30,057)
USD	1,958,780	JPY	(221,000,000)	Citibank NA	2/28/18	(69,240)
BRL	3,020,304	USD	(949,930)	Goldman Sachs International	4/30/18	(10,787)
JPY	280,655,703	USD	(2,501,056)	Goldman Sachs International	2/07/18	71,754
USD	32,464	JPY	(3,663,815)	Goldman Sachs International	2/20/18	(1,144)
USD	149,068	NZD	(216,843)	Goldman Sachs International	2/08/18	(10,484)
EUR	1,195,624	USD	(1,489,486)	JP Morgan Chase Bank NA	2/28/18	(3,366)
IDR	1,481,876,069	USD	(108,546)	JP Morgan Chase Bank NA	2/06/18	2,105
IDR	6,382,915,845	USD	(468,574)	JP Morgan Chase Bank NA	2/26/18	7,414
IDR	1,481,876,069	USD	(110,398)	JP Morgan Chase Bank NA	4/30/18	(406)
JPY	317,756,948	USD	(2,826,882)	JP Morgan Chase Bank NA	2/28/18	89,034
NOK	4,604,113	USD	(586,154)	JP Morgan Chase Bank NA	2/28/18	11,031
SEK	8,650,563	EUR	(885,516)	JP Morgan Chase Bank NA	2/28/18	(2,059)
USD	378,859	AUD	(468,000)	JP Morgan Chase Bank NA	2/28/18	2,255
USD	1,191,457	CAD	(1,514,190)	JP Morgan Chase Bank NA	2/09/18	(39,143)
USD	110,745	IDR	(1,481,876,069)	JP Morgan Chase Bank NA	2/06/18	93
USD	342,124	INR	(22,302,702)	JP Morgan Chase Bank NA	2/06/18	(8,603)
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
USD	346,946	INR	(22,302,702)	JP Morgan Chase Bank NA	4/27/18	$(175)
USD	3,788,447	KRW	(4,089,094,021)	JP Morgan Chase Bank NA	3/02/18	(35,543)
USD	554,720	SEK	(4,378,794)	JP Morgan Chase Bank NA	2/28/18	(1,380)
GBP	245,862	USD	(330,198)	Morgan Stanley Capital Service	2/01/18	18,336
IDR	1,366,506,566	USD	(101,498)	Morgan Stanley Capital Service	2/26/18	406
INR	22,302,702	USD	(350,165)	Morgan Stanley Capital Service	2/06/18	562
USD	420,236	NZD	(571,851)	Morgan Stanley Capital Service	4/03/18	(287)
USD	67,601	THB	(2,180,706)	Morgan Stanley Capital Service	2/26/18	(2,043)
ARS	961,742	USD	(50,386)	Societe Generale	2/05/18	(1,499)
ARS	1,604,742	USD	(79,202)	Societe Generale	4/09/18	(100)
CHF	82,617	USD	(86,338)	Societe Generale	4/03/18	2,817
GBP	250,286	USD	(338,407)	Societe Generale	2/01/18	16,398
USD	81,446	ARS	(1,604,742)	Societe Generale	2/05/18	(125)
USD	191,190	MXN	(3,665,514)	Societe Generale	2/28/18	(4,975)
USD	484,810	THB	(15,839,000)	Societe Generale	2/26/18	(21,035)
ARS	643,000	USD	(34,385)	State Street Bank & Trust Co.	2/05/18	(1,701)
CAD	1,513,794	USD	(1,190,696)	State Street Bank & Trust Co.	2/09/18	39,581
CZK	12,685,636	EUR	(499,172)	State Street Bank & Trust Co.	4/30/18	2,747
EUR	3,941,322	USD	(4,827,846)	State Street Bank & Trust Co.	2/28/18	71,084
HUF	173,708,933	USD	(697,435)	State Street Bank & Trust Co.	2/28/18	(1,880)
JPY	98,067,629	USD	(872,635)	State Street Bank & Trust Co.	2/20/18	26,940
NZD	216,843	USD	(160,804)	State Street Bank & Trust Co.	2/08/18	(1,253)
NZD	1,033,515	USD	(764,001)	State Street Bank & Trust Co.	2/21/18	(3,664)
NZD	349,030	USD	(258,393)	State Street Bank & Trust Co.	4/03/18	(1,727)
USD	1,663,513	AUD	(2,187,278)	State Street Bank & Trust Co.	2/07/18	(96,749)
USD	988,207	AUD	(1,261,000)	State Street Bank & Trust Co.	2/28/18	(26,532)
USD	2,035,879	GBP	(1,500,000)	State Street Bank & Trust Co.	2/01/18	(90,519)
USD	1,258,014	GBP	(928,208)	State Street Bank & Trust Co.	2/28/18	(58,992)
USD	691,500	HUF	(173,708,933)	State Street Bank & Trust Co.	2/28/18	(4,055)
USD	275,056	JPY	(29,904,376)	State Street Bank & Trust Co.	2/28/18	637
USD	725,807	NZD	(1,033,515)	State Street Bank & Trust Co.	2/21/18	(34,529)
USD	62,221	THB	(2,004,668)	State Street Bank & Trust Co.	2/26/18	(1,802)
CAD	186,000	USD	(148,417)	UBS Securities LLC	2/05/18	2,740
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(215,828)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
5	EURO-BUXL 30-Year Bund	03/08/18	$1,033,621	$1,003,637	$(29,984)
9	Long Gilt	03/27/18	1,557,035	1,558,311	1,276
25	Short Gilt	03/27/18	3,671,584	3,658,471	(13,113)
2	U.S. 2-Year Note (CBT)	03/29/18	429,155	426,469	(2,686)
			$6,691,395	$6,646,888	$(44,507)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
22	EURO-BOBL	03/08/18	$3,601,132	$3,561,690	$39,442
1	U.S. 5-Year Note (CBT)	03/29/18	116,743	114,711	2,032
33	U.S. 10-Year Note (CBT)	03/20/18	4,098,959	4,012,078	86,881
2	U.S. 10-Year Ultra (CBT)	03/20/18	262,500	260,406	2,094
2	U.S. Long Bond (CBT)	03/20/18	295,313	295,625	(312)
			$8,374,647	$8,244,510	$130,137
TOTAL FUTURES CONTRACTS			$(1,683,252)	$(1,597,622)	$85,630
SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
336,253	Markit CDX North America High Yield Index Series 23	Receive	5.00%	12/20/19	$18,246	$1,494	$19,740

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
50,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(1,873)	$2,525	$652
TOTAL SWAP CONTRACTS						$16,373	$4,019	$20,392

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.
Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great Britain Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bond	$–	$32,867	$–	$32,867
Preferred Stock	6,011	–	–	6,011
Convertible Preferred Stocks	240,228	–	–	240,228
Asset Backed Securities	–	311,265	–	311,265
Collateralized Mortgage Obligations	–	2,213,574	–	2,213,574
Corporate Bonds
Insurance
Reinsurance	–	152,257	111,184	263,441
All Other Corporate Bonds	–	20,541,573	–	20,541,573
Supranational Bonds	–	595,119	–	595,119
U.S. Government and Agency Obligations	–	22,888,029	–	22,888,029
Foreign Government Bonds	–	27,518,578	–	27,518,578
Municipal Bonds	–	808,373	–	808,373
Senior Secured Floating Rate Loan Interests	–	1,808,488	–	1,808,488
Closed-End Fund	799,960	–	–	799,960
Total Investments in Securities	$1,046,199	$76,870,123	$111,184	$78,027,506
Other Financial Instruments
Unrealized Appreciation on futures contracts	$85,630	$–	$–	$85,630
Unrealized depreciation on forward foreign currency contracts	–	(215,828)	–	(215,828)
Swap contracts, at value	–	20,392	–	20,392
Total Other Financial Instruments	$85,630	$(195,436)	$–	$(109,806)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 10/31/17	$103,022
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(4,774)
Accrued discounts/premiums	--
Purchases	50,000
Sales	(37,064)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/18	$111,184
*	Transfers are calculated on the beginning of period value. For three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation/(depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2018: $(4,774).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ Lisa M.Jones
                                      Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
                                      Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.